UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Reports to Stockholders Follows.

A VISION FOR FUTURE GROWTH

ANNUAL REPORT
DECEMBER 31, 2014

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

In a year of strong returns for large-cap stocks, small-cap and international equities underperformed and each of the funds posted a negative return for the year. Among the domestic funds, 2014 was among the most challenging years of my tenure in terms of returns compared to the broader market. On a positive note, the International Opportunities and China Opportunities Funds still fared well compared to peers and beat their respective benchmark indices for the year. That said, a negative return for the year – even when better than the respective benchmark – doesn’t pay your bills and we will strive to do better in 2015.

By historical standards, 2014 was a really unusual year. Small-caps trailed large-caps by the widest margin since 1998. Similarly, the S&P 500 outperformed foreign markets, in dollar terms, by the widest margin since 1992. While some of the outperformance was due to better economic activity in the U.S. compared to other geographies like Europe, the degree of relative outperformance of the S&P 500 was quite large. Interestingly, since 1970, there have been only four other years when the S&P 500 outperformed international equities to the degree witnessed in 2014. Each time, the MSCI World ex-U.S. Index climbed the next year, beating the S&P by an average of 14 percentage points.

For U.S. equities, fundamentals remain reasonably strong and are on track to improve in 2015. Lower energy prices will help to improve consumers’ purchasing power and manufacturers will benefit from lower input costs, although the positives of cheap oil will be somewhat mitigated by America’s heavier reliance on domestic energy exploration and production for job creation and economic growth. Still, while oil-heavy states like Texas and North Dakota could be in for tough times, the net effect will likely be quite positive for the country’s growth overall. Lower energy prices should similarly benefit global growth.

What is less clear is how much of next year’s growth is already built into stock prices. In our view, the S&P 500 appears close to fully valued, while small-cap and international stocks have room left to catch up. The S&P 500 trades for a somewhat above-average multiple of 17.8x trailing earnings, compared to 17.2x a year ago and a 60-year average of 16.3x. However, high-growth small-caps are far more affordable, sporting valuations that are still below their longer-term average. While we believe U.S. economic growth will trump that of Europe in 2015, expectations for Europe remain quite low. In a “relative-to-expectations” game, even modest growth in Europe could lead to better-than-expected stock returns. That said, true bargain hunters should look east to China, where growth is slowing but valuations are among the lowest of the last decade, with the MSCI China Index trading at 10x earnings.

To sum it up, the valuation disparity between the large-cap constituents of the S&P 500 and most other equity asset classes seems unlikely to persist. While it’s hard to predict the catalyst, the most likely scenario, in our view, is that global growth accelerates in 2015, driven by the much lower cost of energy. Historically, periods of improving GDP growth tend to disproportionately benefit higher-beta asset classes like small-caps and international stocks. Even if growth doesn’t take off, let’s simply plot out the case that valuations revert to their historical means. This implies a decline in the S&P 500, appreciation for small-cap growth stocks, and significant appreciation for Chinese equities.

In terms of current valuations, the average forward P/E ratio at the end of 2014 was 21.8 times for the Micro-Cap Fund (versus 24.9 last year), 28.6 times for the Emerging Growth Fund (versus 25.3), 22.5 times for the Small-Cap Opportunities Fund (versus 20.1), 14.8 times for the International Opportunities Fund (versus 19.0), 16.7 times for the China Opportunities Fund (versus 17.5), and 26.1 times for the Asia Opportunities Fund (versus 22.3). Remember, each of the Funds invests in companies with expected earnings growth rates substantially higher than that of the broader market. As of 12/31/14, the weighted average market capitalization was $573 million for Micro-Cap, $1.9 billion for Emerging

  PRESIDENT’S LETTER (continued)

Growth, $2.2 billion for Small-Cap Opportunities, $3.5 billion for International Opportunities, $14.8 billion for China Opportunities, and $8.2 billion for Asia Opportunities.

You may already be aware that the Emerging Growth Fund’s mandate was expanded in December to allow for additional international exposure. The Emerging Growth Fund is now effectively a global small-cap fund and invests in our most promising small-cap ideas irrespective of geography. This change gives our team the ability to cast a wider net and the flexibility to shift weightings geographically as regions become over- or under-valued. It also gives our shareholders the ability to invest in a single fund with investment diversification all around the globe.

We appreciate your investment in The Oberweis Funds and invite you to visit our website at www.oberweisfunds.com. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE

Market Environment

Global equities returned 4.94% in 2014, as measured by the MSCI World Index. Domestic equities outperformed foreign equities in 2014. Within the United States, large-company stocks outperformed small company stocks by a wide margin – 835 basis points, as measured by the respective returns of the Russell 1000 (+13.24%) and Russell 2000 (+4.89%) indices. Small-cap growth stocks slightly outperformed small-cap value stocks, with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by 138 basis points.

Discussion of The Oberweis Funds

The International Opportunities Fund returned -4.58% versus -4.84% for the MSCI World ex-US Small Cap Growth Index. The portfolio benefitted from stock selection in Japan and Canada, partially offset by adverse stock selection in Sweden. On a sector level, the portfolio benefitted from stock selection in Consumer Discretionary and Industrials, partially offset by adverse stock selection and an overweight position in Information Technology. At the stock level, Minebea (6479 JP), Pandora (PNDORA DC), and Kanamoto (9678 JP) were among the top contributors to performance; Blinkx (BLNX LN), DIP (2379 JP), and Hi Sun Technology China (818 HK) were among the top detractors.

The China Opportunities Fund returned -6.27% versus -7.65% for the MSCI Zhong Hua Small Cap Growth Index. The portfolio benefitted from favorable stock selection in Utilities and Consumer Discretionary, partially offset by adverse stock selection in Financials and an underweight position in Telecom Services. At the stock level, Vipshop Holdings (VIPS), Huadian Power International (1071 HK), and Bitauto (BITA) were among the top contributors; NQ Mobile (NQ), Qihoo 360 Technology (QIHU), ChinaCache International Holdings (CCIH) were among the top detractors.

The Oberweis Asia Opportunities Fund returned -2.92% versus -0.76% for the MSCI Asia ex-Japan Small Cap Growth Index. The portfolio benefitted from an overweight position in India but was adversely affected by stock selection and overweight position in China. At the stock level, Aurobindo Pharma (ARBP IN), Pax Global Technology (327 HK), and Vipshop Holdings (VIPS) were among the top contributors; Sungy Mobile (GOMO), Hilong Holding (1623 HK), Melco Crown Entertainment (6883 HK) were among the top detractors.

The Oberweis Micro-Cap Fund returned -7.71%. Appreciation in the Fund’s Consumer Discretionary holdings helped performance, while Technology was the greatest detractor to Fund performance. At the stock level, Federated National Holding Co (FNHC), Inphi Corp (IPHI), and Rentrak (RENT) were among the top contributors to performance NQ Mobile (NQ), Points International (PCOM), and eHealth (EHTH) were among the top detractors.

The Emerging Growth Fund returned -8.75%. Appreciation in the Fund’s Consumer Discretionary holdings helped performance, while Technology was the greatest detractor to Fund performance. Vipshop Holdings (VIPS), Diplomat Pharmacy (DPLO), and US Silica Holdings (SLCA) were among the top contributors to performance; NQ Mobile (NQ), RetailMeNot (SALE), and Medidata Solutions (MDSO) were among the top detractors.

The Small-Cap Opportunities Fund returned -5.31%. Appreciation in the Fund’s Materials and Processing holdings helped performance, while Technology was the greatest detractor to Fund performance. At the stock level, Diplomat Pharmacy (DPLO), DexCom (DXCM), and Astronics (ATRO) were among the top contributors to performance; Conn’s (CONN), Silicom (SILC), and Nu Skin Enterprises (NUS) were among the top detractors.

The Russell 2000 Growth Index, which is the primary benchmark for the Small-Cap Opportunities and Emerging Growth Funds, returned 5.60% in 2014. The Russell Micro-Cap Growth Index, which is comparable to the Micro-Cap Fund, returned 4.30% during the year.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

The portfolio turnover rates were 141% for the Micro-Cap Fund, 95% for the Emerging Growth Fund, 107% for the Small-Cap Opportunities Fund, 127% for the China Opportunities Fund, 187% for the Asia Opportunities Fund, and 212% for the International Opportunities Fund. The net expense ratios of the Funds were 1.71% for Micro-Cap, 1.49% for Emerging Growth, 2.00% for Small-Cap Opportunities, 1.93% for China Opportunities, 2.49% for Asia Opportunities, and 1.60% for International Opportunities.

For current performance information please visit www.oberweisfunds.com.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis Micro-Cap Fund
At December 31, 2014

Asset Allocation
Common Stocks	100.1%
Other Liabilities in excess of Assets	(0.1)%
100.0%

Top Holdings
Inphi Corp.	4.9%
Planar Systems, Inc.	4.2%
Gentherm, Inc.	4.0%
Consumer Portfolio Services, Inc.	3.9%
Callidus Software, Inc.	3.8%
Pixelworks, Inc.	3.3%
Eagle Bancorp, Inc.	3.2%
China Mobile Games & Entertainment Group Ltd. ADS	3.1%
PGT, Inc.	2.7%
Ring Energy, Inc.	2.6%
Other Holdings	64.3%
100.0%

Top Industries
Semiconductors & Components	11.8%
Computer Services Software & Systems	11.5%
Banks – Diversified	8.8%
Oil Crude Producer	7.3%
Biotechnology	6.0%
Computer Technology	5.8%
Auto Parts	5.5%
Medical & Dental Instruments & Supplies	4.6%
Textiles – Apparel & Shoes	4.0%
Consumer Lending	3.9%
Other Industries	30.8%
100.0%

Oberweis Emerging Growth Fund
At December 31, 2014

Asset Allocation
Common Stocks	98.9%
Real Estate Investment Trust	0.5%
Other Assets in excess of Liabilities	0.6%
100.0%

Top Holdings
Synaptics, Inc.	4.1%
Vipshop Hldgs. Ltd. ADS	3.5%
Interactive Intelligence Group, Inc.	3.4%
Financial Engines, Inc.	3.3%
Methode Electronics, Inc.	3.2%
MAXIMUS, Inc.	2.9%
Synchronoss Technologies, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.9%
8x8, Inc.	2.8%
Astronics Corp.	2.7%
Other Holdings	68.3%
100.0%

Top Industries
Computer Services Software & Systems	20.9%
Computer Technology	10.2%
Textiles – Apparel & Shoes	7.0%
Oil Crude Producer	6.7%
Back Office Support	6.3%
Biotechnology	6.1%
Diversified Retail	3.9%
Medical Equipment	3.8%
Healthcare Services	3.5%
Asset Management & Custodian	3.3%
Other Industries	28.3%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis Small-Cap Opportunities Fund
At December 31, 2014

Asset Allocation
Common Stocks	99.8%
Other Assets in excess of Liabilities	0.2%
100.0%

Top Holdings
Diplomat Pharmacy, Inc.	3.5%
Methode Electronics, Inc.	3.1%
Synaptics, Inc.	3.0%
DexCom, Inc.	2.8%
Astronics Corp.	2.7%
Trex Co., Inc.	2.4%
Natus Medical, Inc.	2.0%
Pixelworks, Inc.	1.8%
Brown Shoe Co., Inc.	1.8%
Constant Contact, Inc.	1.8%
Other Holdings	75.1%
100.0%

Top Industries
Oil Crude Producer	7.6%
Computer Services Software & Systems	7.5%
Computer Technology	5.5%
Medical Equipment	4.8%
Biotechnology	4.7%
Aerospace	4.1%
Medical & Dental Instruments & Supplies	4.0%
Back Office Support	3.8%
Banks – Diversified	3.8%
Semiconductors & Components	3.6%
Other Industries	50.6%
100.0%

Oberweis China Opportunities Fund
At December 31, 2014

Asset Allocation
Common Stocks	99.1%
Other Assets in excess of Liabilities	0.9%
100.0%

Top Holdings
China Everbright International Ltd.	6.2%
Vipshop Hldgs. Ltd.	5.9%
Huadian Power International Corp. Ltd.	5.2%
Bitauto Hldgs. Ltd. ADS	3.1%
Sound Global Ltd.	3.1%
Tencent Hldgs. Ltd.	3.0%
Ping An Insurance Group Co. of China Ltd.	3.0%
NetEase.com, Inc. ADS	3.0%
iKang Healthcare Group, Inc. ADS	2.9%
Sunac China Hldgs. Ltd.	2.7%
Other Holdings	61.9%
100.0%

Top Industries
Commercial Service & Supply	15.3%
Internet Software & Services	14.1%
Independent Power & Renewable Electricity Producers	9.5%
Internet & Catolog Retail	5.9%
Real Estate Management & Development	5.6%
Healthcare Providers & Services	5.5%
Biotechnology	4.3%
Electronic Equipment & Instruments	4.0%
Electrical Equipment	4.0%
Diversified Consumer Services	3.9%
Other Industries	27.9%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis International Opportunities Fund
At December 31, 2014

Asset Allocation
Common Stocks	97.4%
Commercial Paper	2.0%
Other Assets in excess of Liabilities	0.6%
100.0%

Top Holdings
Ashtead Group PLC	3.1%
ams AG	2.8%
Dialog Semiconductor PLC	2.8%
Swiss Life Hldg. AG	2.7%
UbiSoft Entertainment SA	2.5%
IG Group Hldgs. PLC	2.5%
Zenkoku Hosho Co. Ltd.	2.5%
Teleperformance SA	2.5%
Minebea Co. Ltd.	2.4%
Echo Entertainment Group Ltd.	2.4%
Other Holdings	73.8%
100.0%

Top Industries
Semiconductors & Components	9.0%
Auto Components	7.0%
Electronic Components	6.3%
Professional Services	6.2%
Diversified Financial Services	6.0%
Software	4.9%
Containers & Packaging	4.5%
Trading Companies & Distributors	4.3%
Machinery	4.2%
Insurance	4.1%
Other Industries	43.5%
100.0%

Oberweis Asia Opportunities Fund
At December 31, 2014

Asset Allocation
Common Stocks	93.8%
Other Assets in excess of Liabilities	6.2%
100.0%

Top Holdings
Aurobindo Pharma Ltd.	5.0%
Vipshop Hldgs. Ltd. ADS	2.9%
Airports of Thailand PCL	2.9%
Sunac China Hldgs. Ltd.	2.8%
Eicher Motors Ltd.	2.7%
iKang Healthcare Group, Inc. ADS	2.5%
China Everbright International Ltd.	2.5%
PAX Global Technology Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.3%
Sound Global Ltd.	2.2%
Other Holdings	71.9%
100.0%

Top Industries
Real Estate Management & Development	8.4%
Pharmaceuticals	7.3%
Internet Software & Services	7.1%
Electronic Components	6.3%
Commercial Services & Supply	6.0%
Transport Infrastructure	5.0%
Machinery	4.6%
Construction & Engineering	3.9%
Auto Components	3.7%
Independent Power & Renewable Electricity Producers	3.2%
Other Industries	44.5%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	One Year	Five Years	Ten Years	Since Inception 1/1/96	Expense Ratio(2)
OBMCX	-7.71%	+12.21%	+4.68%	+9.26%	1.71%
Russell 2000 Growth	+5.60%	+16.80%	+8.54%	+6.73%
Russell Microcap Growth	+4.30%	+16.84%	+6.38%	N/A (3)

Growth of a $10,000 Investment
from January 1, 1996 to December 31, 2014

Oberweis Micro-Cap Fund (OBMCX)
Russell Microcap Growth
Russell 2000 Growth
$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$53,825
$34,448
$32,493
1/96
12/96
12/98
12/00
12/02
12/04
12/06
12/08
12/10
12/12
12/14

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.
The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.71%.
(3)	The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	One Year	Five Years	Ten Years	Since Inception 1/7/87	Expense Ratio(2)
OBEGX	-8.75%	+11.62%	+2.68%	+8.63%	1.49%
Russell 2000 Growth	+5.60%	+16.80%	+8.54%	+8.03%
Russell 2000	+4.89%	+15.55%	+7.77%	+9.76%

Growth of a $10,000 Investment
from January 7, 1987 to December 31, 2014

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.
The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until 12/31/91 and is not reflected in the total return figures or graph above.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.49%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	One Year	Five Years	Ten Years	Since Inception 9/15/96	Expense Ratio(2)
OBSOX	-5.31%	+13.38%	+5.75%	+6.18%	2.00%
Russell 2000 Growth	+5.60%	+16.80%	+8.54%	+6.54%
Russell 2000	+4.89%	+15.55%	+7.77%	+8.57%

Growth of a $10,000 Investment
from September 15, 1996 to December 31, 2014

Oberweis Small-Cap Opportunities Fund (OBSOX)
Russell 2000
Russell 2000 Growth
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
9/96
12/96
12/98
12/00
12/02
12/04
12/06
12/08
12/10
12/12
12/14
$45,022
$31,887
$29,979

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.
The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 2.18%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	One Year	Five Years	Since Inception 10/1/05	Expense Ratio(2)
OBCHX	-6.27%	+6.58%	+14.61%	1.93%
MSCI China Small Cap Growth	-2.13%	-0.37%	+14.26%
MSCI Zhong Hua Small Cap Growth	-7.65%	+2.92%	N/A (3)

Growth of a $10,000 Investment
from October 1, 2005 to December 31, 2014

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.
The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with minimum dividends reinvested net of withholding tax.
The MSCI Zhong Hua Small Cap Growth Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding China A shares, with minimum dividends reinvested net of withholding tax.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.93%.
(3)	The MSCI Zhong Hua Small Cap Growth Index began on May 31, 2007, and the line graph for the Index begins at the same value as the Fund on that date.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	One Year	Five Years	Since Inception 2/1/07	Expense Ratio(2)
OBIOX	-4.58%	+17.00%	+8.93%	1.60%
MSCI World ex-U.S. Small Cap Growth	-4.84%	+8.19%	+1.91%

Growth of a $10,000 Investment
from February 1, 2007 to December 31, 2014

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.
The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.89%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	One Year	Five Years	Since Inception 2/1/08	Expense Ratio(2)
OBAOX	-2.92%	+3.83%	-0.53%	2.49%
MSCI AC Asia Pacific ex-Japan Small Cap Growth	-0.76%	+2.27%	+0.97%

Growth of a $10,000 Investment
from February 1, 2008 to December 31, 2014

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.
The MSCI AC Asia Pacific ex-Japan Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 4.46%.

OBERWEIS MICRO-CAP FUND
Schedule of Investments
December 31, 2014

	Shares	Value
Equities – 100.1%
Auto Parts – 5.5%
Gentherm, Inc.*	31,800	$1,164,516
STRATTEC Security Corp.	5,300	437,674
		1,602,190
Back Office Support – 3.9%
Cartesian, Inc.*	18,000	77,220
CTPartners Executive Search, Inc.*	45,100	685,069
NV5 Hldgs., Inc.*	28,800	374,400
		1,136,689
Banks – Diversified – 8.8%
Bridge Bancorp, Inc.	26,000	695,500
CenterState Banks, Inc.	43,000	512,130
Eagle Bancorp, Inc.*	26,080	926,362
Pacific Premier Bancorp, Inc.*	26,100	452,313
		2,586,305
Banks – Savings/Thrifts & Mortgage Lending – 1.8%
BOFI Hldg., Inc.*	7,076	550,583
Biotechnology – 6.0%
ANI Pharmaceuticals, Inc.*	5,300	298,867
Ligand Pharmaceuticals, Inc.*	13,200	702,372
Sucampo Pharmaceuticals, Inc.*	53,300	761,124
		1,762,363
Building Materials – 2.7%
PGT, Inc.*	83,500	804,105
Computer Services Software & Systems – 11.5%
Attunity, Ltd.*	34,300	368,725
Callidus Software, Inc.*	67,800	1,107,174
China Mobile Games & Entertainment Group Ltd. ADS*	50,900	912,637
eGain Communications Corp.*	36,400	188,552
Evolving Systems, Inc.	22,600	211,762
The Rubicon Project, Inc.*	34,900	563,286
		3,352,136

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Computer Technology – 5.8%
21Vianet Group, Inc. ADS*	15,100	$233,597
Astro-Med, Inc.	13,900	229,350
Planar Systems, Inc.*	146,500	1,226,205
		1,689,152
Consumer Lending – 3.9%
Consumer Portfolio Services, Inc.*	154,500	1,137,120
Electronic Entertainment – 1.0%
Glu Mobile, Inc.*	73,800	287,820
Engineering & Contracting Services – 0.6%
Willdan Group, Inc.*	12,500	168,625
Entertainment – 2.6%
Rentrak Corp.*	10,300	750,046
Foods – 2.5%
Inventure Foods, Inc.*	58,300	742,742
Gauges & Meters – 0.3%
Wireless Telecom Group, Inc.*	28,334	74,235
Healthcare Facilities – 1.6%
AAC Hldgs., Inc.*	14,700	454,524
Healthcare Management – 2.3%
HealthEquity, Inc.*	26,500	674,425
Insurance – Life – 0.8%
Health Insurance Innovations, Inc.*	32,300	231,268
Insurance – Property-Casualty – 1.0%
Federated National Hldg. Co.	11,600	280,256
Medical & Dental Instruments & Supplies – 4.6%
AtriCure, Inc.*	38,000	758,480
Vascular Solutions, Inc.*	21,286	578,128
		1,336,608
Medical Equipment – 2.2%
Inogen, Inc.*	20,900	655,633

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Oil Crude Producer – 7.3%
Callon Petroleum Co.*	111,100	$605,495
Evolution Petroleum Corp.	34,500	256,335
Profire Energy, Inc.*	78,200	178,296
Ring Energy, Inc.*	73,600	772,800
Triangle Petroleum Corp.*	68,800	328,864
		2,141,790
Oil Well Equipment & Services – 3.7%
Flotek Industries, Inc.*	15,100	282,823
RigNet, Inc.*	12,900	529,287
Superior Drilling Products, Inc.*	67,000	278,720
		1,090,830
Pharmaceuticals – 2.2%
IGI Laboratories, Inc.*	73,400	645,920
Semiconductors & Components – 11.8%
Ambarella, Inc.*	4,000	202,880
Inphi Corp.*	77,900	1,439,592
MaxLinear, Inc.*	72,800	539,448
Pixelworks, Inc.*	214,000	975,840
SuperCom Ltd.*	29,700	303,237
		3,460,997
Textiles – Apparel & Shoes – 4.0%
G-III Apparel Group Ltd.*	7,200	727,272
Sequential Brands Group, Inc.*	34,300	448,301
		1,175,573
Textile Products – 0.6%
The Dixie Group, Inc.*	19,300	176,981
Utilities – Telecommunications – 1.1%
inContact, Inc.*	35,400	311,166
Total Equities
(Cost: $26,195,886)		$29,280,082

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Total Investments – 100.1%
(Cost: $26,195,886)		$29,280,082
Other Liabilities Less Assets – (0.1%)		(29,152)
Net Assets – 100%		$29,250,930

Cost of Investments is $26,405,891 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,801,511
Gross unrealized depreciation	(1,927,320)
Net unrealized appreciation	$2,874,191
*	Non-income producing security during the period ended December 31, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
December 31, 2014

	Shares	Value
Equities – 98.9%
Aerospace – 2.7%
Astronics Corp.*	23,560	$1,303,104
Asset Management & Custodian – 3.3%
Financial Engines, Inc.	43,900	1,604,545
Auto Parts – 2.5%
Gentherm, Inc.*	32,800	1,201,136
Back Office Support – 6.3%
MAXIMUS, Inc.	25,400	1,392,936
RPX Corp.*	35,900	494,702
WageWorks, Inc.*	17,700	1,142,889
		3,030,527
Banks – Savings/Thrifts & Mortgage Lending – 2.6%
BOFI Hldg., Inc.*	16,300	1,268,303
Biotechnology – 6.1%
ANI Pharmaceuticals, Inc.*	7,300	411,647
Ligand Pharmaceuticals, Inc.*	25,700	1,367,497
MiMedx Group, Inc.*	100,800	1,162,224
		2,941,368
Building Materials – 1.0%
PGT, Inc.*	49,200	473,796
Commercial Services – 0.7%
500.com Ltd. ADS*	18,166	315,180
Computer Services Software & Systems – 20.9%
Callidus Software, Inc.*	77,500	1,265,575
China Mobile Games & Entertainment Group Ltd. ADS*	34,400	616,792
Dealertrack Technologies, Inc.*	22,900	1,014,699
Envestnet, Inc.*	16,800	825,552
Interactive Intelligence Group, Inc.*	33,600	1,609,440
LogMeIn, Inc.*	18,400	907,856
Paycom Software, Inc.*	25,000	658,250
RetailMeNot, Inc.*	33,200	485,052

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
The Rubicon Project, Inc.*	52,900	$853,806
Synchronoss Technologies, Inc.*	32,800	1,373,008
VASCO Data Security International, Inc.*	14,161	399,482
		10,009,512
Computer Technology – 10.2%
21Vianet Group, Inc. ADS*	77,300	1,195,831
Stratasys, Inc.*	10,200	847,722
Super Micro Computer, Inc.*	25,300	882,464
Synaptics, Inc.*	28,800	1,982,592
		4,908,609
Consumer Services – 0.8%
LifeLock, Inc.*	21,100	390,561
Diversified Retail – 3.9%
Coupons.com, Inc.*	8,700	154,425
Vipshop Hldgs. Ltd. ADS*	87,000	1,699,980
		1,854,405
Drug & Grocery Store Chains – 2.6%
Diplomat Pharmacy, Inc.*	44,885	1,228,502
Education Services – 1.4%
Grand Canyon Education, Inc.*	3,700	172,642
Tarena International, Inc. ADS*	44,129	489,832
		662,474
Electronics – 1.0%
iRobot Corp.*	14,100	489,552
Electronics Components – 3.2%
Methode Electronics, Inc.	41,800	1,526,118
Engine Machinery – 1.0%
Power Solutions International, Inc.*	9,200	474,812
Healthcare Management – 1.5%
HealthEquity, Inc.*	27,100	689,695

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Healthcare Services – 3.5%
Acadia Healthcare, Co., Inc.*	13,300	$814,093
Omnicell, Inc.*	26,200	867,744
		1,681,837
Medical & Dental Instruments & Supplies – 2.6%
Cardiovascular Systems, Inc.*	41,500	1,248,320
Medical Equipment – 3.8%
Spectranetics Corp.*	34,800	1,203,384
ZELTIQ Aesthetics, Inc.*	22,800	636,348
		1,839,732
Oil Crude Producer – 6.7%
Bonanza Creek Energy, Inc.*	35,953	862,872
Diamondback Energy, Inc.*	14,000	836,920
Gulfport Energy Corp.*	11,700	488,358
Sanchez Energy Corp.*	32,100	298,209
Synergy Resources Corp.*	57,900	726,066
		3,212,425
Semiconductors & Components – 0.8%
Ambarella, Inc.*	7,511	380,958
Textiles – Apparel & Shoes – 7.0%
G-III Apparel Group Ltd.*	12,800	1,292,928
Skechers USA, Inc.*	20,900	1,154,725
Vince Hldg. Corp.*	34,800	909,672
		3,357,325
Utilities – Telecommunications – 2.8%
8x8, Inc.*	145,200	1,330,032
Total Equities
(Cost: $39,268,103)		$47,422,828

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Real Estate Investment Trust – 0.5%
PennyMac Mortgage Investment Trust	12,200	$257,298
Total Real Estate Investment Trust
(Cost: $266,598)		$257,298
Total Investments – 99.4%
(Cost: $39,534,701)		$47,680,126
Other Assets Less Liabilities – 0.6%		295,377
Net Assets – 100%		$47,975,503

Cost of Investments is $39,627,521 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$11,359,553
Gross unrealized depreciation	(3,306,948)
Net unrealized appreciation	$8,052,605
*	Non-income producing security during the period ended December 31, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
December 31, 2014

	Shares	Value
Equities – 99.8%
Advertising Agencies – 1.8%
Constant Contact, Inc.*	4,000	$146,800
Aerospace – 4.1%
Astronics Corp.*	3,992	220,798
HEICO Corp.	2,000	120,800
		341,598
Air Transportation – 1.3%
Spirit Airlines, Inc.*	1,400	105,812
Asset Management & Custodian – 1.2%
Financial Engines, Inc.	2,700	98,685
Auto Parts – 1.2%
Gentherm, Inc.*	2,700	98,874
Back Office Support – 3.8%
Huron Consulting Group, Inc.*	1,400	95,746
Korn/Ferry International*	4,500	129,420
WageWorks, Inc.*	1,400	90,398
		315,564
Banks – Diversified – 3.8%
First NBC Bank Hldg. Co.*	3,600	126,720
PrivateBancorp, Inc.	2,900	96,860
State Bank Financial Corp.	4,500	89,910
		313,490
Banks – Savings/Thrifts & Mortgage Lending – 0.9%
BOFI Hldg., Inc.*	1,000	77,810
Biotechnology – 4.7%
Charles River Laboratories International, Inc.*	1,900	120,916
ICON PLC*	2,300	117,277
Ligand Pharmaceuticals, Inc.*	1,600	85,136
MiMedx Group, Inc.*	5,400	62,262
		385,591
Building Materials – 2.4%
Trex Co., Inc.*	4,700	200,126

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Commercial Services – 0.5%
500.com Ltd.*	2,300	$39,905
Communications – 1.4%
ShoreTel, Inc.*	15,600	114,660
Computer Services Software & Systems – 7.5%
Barracuda Networks, Inc.*	2,600	93,184
China Mobile Games & Entertainment Group Ltd. ADS*	5,200	93,236
comScore, Inc.*	2,800	130,004
The Rubicon Project, Inc.*	6,400	103,296
Synchronoss Technologies, Inc.*	2,100	87,906
Verint Systems, Inc.*	2,000	116,560
		624,186
Computer Technology – 5.5%
21Vianet Group, Inc. ADS*	7,800	120,666
Planar Systems, Inc.*	10,600	88,722
Synaptics, Inc.*	3,600	247,824
		457,212
Consumer Electronics – 1.6%
Universal Electronics, Inc.*	2,000	130,060
Diversified Manufacturing Operations – 1.4%
Federal Signal Corp.	7,600	117,344
Drug & Grocery Store Chains – 3.5%
Diplomat Pharmacy, Inc.*	10,600	290,122
Electronics Components – 3.1%
Methode Electronics, Inc.	7,100	259,221
Electronic Entertainment – 1.0%
DTS, Inc.*	2,700	83,025
Foods – 1.1%
The Hain Celestial Group, Inc.*	1,600	93,338
Forms and Bulk Printing Services – 1.4%
Multi-Color Corp.	2,100	116,382
Healthcare Facilities – 0.9%
Universal Health Services, Inc.	700	77,882

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Healthcare Management – 2.9%
Centene Corp.*	1,300	$135,005
HealthEquity, Inc.*	4,000	101,800
		236,805
Healthcare Services – 1.6%
AMN Healthcare Services, Inc.*	6,700	131,320
Household Furnishings – 0.3%
Ethan Allen Interiors, Inc.*	800	24,776
Leisure Time – 1.0%
Interval Leisure Group, Inc.*	4,100	85,649
Materials & Processing – Diversified – 1.0%
Belden, Inc.*	1,100	86,691
Medical & Dental Instruments & Supplies – 4.0%
Align Technology, Inc.*	2,400	134,184
Cardiovascular Systems, Inc.*	2,900	87,232
NuVasive, Inc.*	2,400	113,184
		334,600
Medical Equipment – 4.8%
DexCom, Inc.*	4,200	231,210
Natus Medical, Inc.*	4,500	162,180
		393,390
Oil Crude Producer – 7.6%
Bonanza Creek Energy, Inc.*	2,000	48,000
Callon Petroleum Co.*	20,000	109,000
Clayton Williams Energy, Inc.*	1,400	89,320
Diamondback Energy, Inc.*	2,000	119,560
Gulfport Energy Corp.*	1,500	62,610
Ring Energy, Inc.*	12,000	126,000
Sanchez Energy Corp.*	7,300	67,817
		622,307
Oil Refining & Marketing – 1.1%
World Fuel Services Corp.	2,000	93,860
Paper – 1.2%
KapStone Paper & Packaging Corp.	3,500	102,585

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Pharmaceuticals – 1.2%
Phibro Animal Health Corp.*	3,100	$97,805
Production Technology Equipment – 1.4%
Cognex Corp.*	2,800	115,724
Railroad Equipment – 1.2%
Wabtec Corp.	1,100	95,579
Restaurants – 1.3%
Bloomin' Brands, Inc.*	4,200	103,992
Scientific Instruments – Electrical – 1.3%
A.O. Smith Corp.	1,900	107,179
Securities Brokerage & Services – 1.2%
Investment Technology Group, Inc.*	4,700	97,854
Semiconductors & Components – 3.6%
Mellanox Technologies, Ltd.*	3,200	136,736
Pixelworks, Inc.*	33,524	152,869
		289,605
Shipping – 1.5%
Huntington Ingalls Industries, Inc.	1,100	123,706
Specialty Retail – 1.8%
Brown Shoe Co., Inc.	4,700	151,105
Textiles – Apparel & Shoes – 1.6%
Skechers USA, Inc.*	2,400	132,600
Truckers – 1.3%
ArcBest Corp.	2,400	111,288
Utilities – Telecommunications – 1.1%
8x8, Inc.*	10,200	93,432
Wholesale & International Trade – 1.7%
CaesarStone Sdot-Yam Ltd.	2,400	143,568
Total Equities
(Cost: $6,841,037)		$8,263,107

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2014

	Shares	Value
Total Investments – 99.8%
(Cost: $6,841,037)		$8,263,107
Other Assets less Liabilities – 0.2%		15,472
Net Assets – 100%		$8,278,579

Cost of Investments is $6,863,669 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,681,047
Gross unrealized depreciation	(281,609)
Net unrealized appreciation	$1,399,438
*	Non-income producing security during the period ended December 31, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)
December 31, 2014

	Shares	Value
Equities – 99.1%
Air Freight & Logistics – 2.6%
Sinotrans Ltd.	6,500,000	$4,294,525
Airlines – 1.1%
China Southern Airlines Co. Ltd.*	4,000,000	1,894,799
Auto Components – 0.5%
Xinchen China Power Hldgs. Ltd.*	2,459,000	773,719
Automobiles – 1.5%
Great Wall Motor Co. Ltd.*	450,000	2,545,398
Biotechnology – 4.3%
China Biologic Products, Inc.*	50,000	3,361,500
Luye Pharma Group Ltd.*	3,000,000	3,834,616
		7,196,116
Capital Markets – 1.4%
Haitong Securities Co. Ltd.*	500,000	1,247,934
Noah Hldgs. Ltd. ADS*	50,000	1,045,000
		2,292,934
Commercial Service & Supply – 15.3%
China Everbright International Ltd.	7,000,000	10,334,765
CT Environmental Group Ltd.	2,500,000	2,549,325
Dynagreen Environmental Protection Group Co. Ltd.*	6,500,000	3,847,847
Kangda International Environmental Co. Ltd.*	8,000,000	3,510,543
Sound Global Ltd.*	4,500,000	5,178,305
		25,420,785
Construction & Engineering – 3.7%
China Communications Construction Co. Ltd.*	1,500,000	1,796,414
China Singyes Solar Technologies Hldgs. Ltd.	600,000	829,278
China State Construction International Hldgs. Ltd.	2,500,000	3,496,299
		6,121,991
Diversified Consumer Services – 3.9%
China Distance Education Hldgs. Ltd.*	150,000	2,458,500
Tarena International, Inc. ADS*	360,000	3,996,000
		6,454,500

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Electrical Equipment – 4.0%
Boer Power Hldgs. Ltd.	1,500,000	$1,336,048
Xinjiang Goldwind Science & Technology Co. Ltd.*	1,500,000	2,328,814
Zhuzhou CSR Times Electric Co. Ltd.	500,000	2,917,585
		6,582,447
Electronic Equipment & Instruments – 4.0%
PAX Global Technology Ltd.*	3,500,000	3,585,033
Sunny Optical Technology Group Co. Ltd.	1,800,000	3,090,781
		6,675,814
Food Products – 0.1%
WH Group Ltd.*	300,000	171,082
Healthcare Equipment & Supplies – 1.2%
PW Medtech Group Ltd.*	4,500,000	2,003,230
Healthcare Providers & Services – 5.5%
China Pioneer Pharma Hldgs. Ltd.	5,500,000	4,312,649
iKang Healthcare Group, Inc. ADS*	320,000	4,812,800
		9,125,449
Independent Power & Renewable Electricity Producers – 9.5%
CGN Meiya Power Hldgs. Co. Ltd.*	3,000,000	762,660
CGN Power Co. Ltd.*	7,000,000	3,042,026
Huadian Fuxin Energy Corp. Ltd.*	1,000,000	468,323
Huadian Power International Corp. Ltd.	10,000,000	8,675,255
Huaneng Power International Inc.*	2,200,000	2,972,711
		15,920,975
Insurance – 3.0%
Ping An Insurance Group Co. of China Ltd.*	500,000	5,062,736
Internet & Catalog Retail – 5.9%
Vipshop Hldgs. Ltd. ADS*	500,000	9,770,000
Internet Software & Services – 14.1%
21Vianet Group, Inc. ADS*	100,000	1,547,000
Alibaba Group Hldg. Ltd.*	10,000	1,039,400
Baidu, Inc.*	10,000	2,279,700
Bitauto Hldgs. Ltd. ADS*	80,000	5,632,800
NetEase.com, Inc. ADS	50,000	4,957,000
Tencent Hldgs. Ltd.	350,000	5,064,093
YY, Inc. ADS*	50,000	3,117,000
		23,636,993

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Machinery – 1.3%
EVA Precision Industrial Hldgs. Ltd.	9,500,000	$2,146,556
Paper & Forest Products – 0.0%
China Forestry Hldgs. Ltd.*	5,760,000	—
Pharmaceuticals – 2.5%
Dawnrays Pharmaceutical Hldgs. Ltd.	1,000,000	636,685
Lijun International Pharmaceutical Hldg. Co. Ltd.	7,750,000	3,544,750
		4,181,435
Real Estate Management & Development – 5.6%
China Resources Land Ltd.	1,100,000	2,890,807
KWG Property Hldg. Ltd.*	2,800,000	1,906,673
Sunac China Hldgs. Ltd.*	4,500,000	4,545,727
		9,343,207
Road & Rail – 1.0%
CAR, Inc.*	1,200,000	1,602,461
Semiconductor & Semiconductor Equipment – 1.3%
Canadian Solar, Inc.*	50,000	1,209,500
Xinyi Solar Hldgs. Ltd.	3,500,000	953,589
		2,163,089
Software – 3.0%
ChinaCache International Hldgs. Ltd. ADS*	100,000	919,000
China Mobile Games & Entertainment Group Ltd. ADS*	230,000	4,123,900
		5,042,900
Transportation Infrastructure – 1.4%
Shenzhen International Hldgs. Ltd.*	200,000	291,624
Xiamen International Port Co. Ltd.*	8,000,000	2,048,409
		2,340,033
Utilities – Gas – 1.4%
China Gas Hldgs. Ltd.	1,500,000	2,349,104

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Total Equities
(Cost: $131,587,095)		$165,112,278
Total Investments – 99.1%
(Cost: $131,587,095)		$165,112,278
Other Assets Less Liabilities – 0.9%		1,501,662
Net Assets – 100%		$166,613,940

Cost of Investments is $134,714,939 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$41,684,513
Gross unrealized depreciation	(11,287,174)
Net unrealized appreciation	$30,397,339
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended December 31, 2014

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	99.1%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a)
December 31, 2014

	Shares	Value
Equities – 97.4%
Australia – 5.2%
Echo Entertainment Group Ltd.	3,182,000	$9,767,329
Qantas Airways Ltd.*	1,819,600	3,534,175
Sandfire Resources NL	244,952	898,317
Seek Ltd.	502,837	7,011,557
		21,211,378
Canada – 13.0%
CCL Industries, Inc.	79,700	8,634,738
Cogeco Cable, Inc.	75,800	4,674,051
Dollarama, Inc.	129,400	6,615,906
Dominion Diamond Corp.*	266,300	4,783,681
Eldorado Gold Corp.	357,100	2,176,165
Keyera Corp.	41,200	2,874,922
Linamar Corp.	125,700	7,676,377
Nevsun Resources Ltd.	644,800	2,486,404
Open Text Corp.	153,100	8,909,529
Parex Resources, Inc.*	247,047	1,611,823
Secure Energy Services, Inc.	172,100	2,513,804
		52,957,400

China – 5.4%
China Taiping Insurance Hldgs. Co. Ltd.*	2,114,640	6,009,382
Comba Telecom Systems Hldgs. Ltd.	19,077,350	6,744,369
PAX Global Technology Ltd.*	8,895,000	9,111,104
		21,864,855
Denmark – 2.3%
Royal Unibrew A/S*	28,892	5,064,820
Sydbank A/S*	151,250	4,652,980
		9,717,800
Finland – 1.1%
Huhtamaki OYJ	163,800	4,309,482

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
France – 6.0%
Euronext NV*	131,200	$4,241,821
Teleperformance SA*	147,200	10,020,056
UbiSoft Entertainment SA*	563,200	10,267,564
		24,529,441
Germany – 6.3%
Aurelius AG	75,348	2,851,672
Dialog Semiconductor PLC*	322,626	11,264,894
Duerr AG	2,974	261,359
KUKA AG*	67,400	4,767,425
Sixt SE*	76,557	2,979,136
Stroeer Media SE*	126,700	3,758,363
		25,882,849
Ireland – 3.4%
ICON PLC*	160,900	8,204,291
Smurfit Kappa Group PLC	250,100	5,624,435
		13,828,726
Italy – 1.2%
Brembo SpA	113,300	3,797,497
ERG SpA	115,100	1,289,025
		5,086,522
Japan – 21.3%
Alps Electric Co. Ltd.*	252,000	4,763,403
Asahi Intecc Co. Ltd.*	17,600	857,673
Dai-ichi Seiko Co. Ltd.	90,400	1,797,615
Ezaki Glico Co. Ltd.	135,800	4,747,216
Foster Electric Co. Ltd.*	122,200	2,136,527
Japan Aviation Electronics Industry Ltd.	281,600	6,152,163
Koito Manufacturing Co. Ltd.	231,600	7,085,055
Minebea Co. Ltd.	673,000	9,938,796
MISUMI Group, Inc.*	146,400	4,827,568
NH Foods Ltd.*	230,000	5,032,008
Nihon Kohden Corp.	33,700	1,660,617
NOK Corp.	234,300	5,963,757
Pal Co. Ltd.*	107,000	2,924,741

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Sanken Electric Co. Ltd.*	434,000	$3,451,103
Seiko Epson Corp.	45,000	1,882,990
Shimadzu Corp.*	405,000	4,119,655
Takeuchi Manufacturing Co. Ltd.*	52,200	2,150,496
Temp Hldgs. Co. Ltd.	117,400	3,683,924
TPR Co. Ltd.	157,200	3,970,914
Zenkoku Hosho Co. Ltd.	353,600	10,034,278
		87,180,499
Netherlands – 2.0%
ASM International NV	104,800	4,438,199
Be Semiconductor Industries NV*	168,114	3,740,801
		8,179,000
New Zealand – 0.7%
Air New Zealand Ltd.*	1,532,400	2,943,356
Norway – 0.6%
Atea ASA	116,198	1,200,489
Nordic Semiconductor ASA*	204,180	1,286,022
		2,486,511
Spain – 1.7%
Almirall SA*	264,440	4,363,900
Gamesa Corp. Technologica SA*	314,383	2,837,930
		7,201,830
Sweden – 3.4%
Clas Ohlson AB	73,437	1,269,387
Hexpol AB	39,790	3,744,680
Husqvarna AB*	683,400	5,023,274
Net Entertainment NE AB*	109,148	3,679,087
		13,716,428
Switzerland – 6.6%
ams AG*	317,200	11,466,770
Forbo Hldg. AG	4,412	4,413,331
Swiss Life Hldg. AG	46,303	10,943,795
		26,823,896

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
United Kingdom – 17.2%
Abcam PLC	807,700	$5,863,252
Ashtead Group PLC	710,200	12,613,134
Britvic PLC	198,461	2,075,613
BTG PLC*	411,700	5,081,569
Dixons Carphone PLC*	458,400	3,303,681
easyJet PLC*	282,200	7,303,069
Hays PLC*	2,023,455	4,552,458
Howden Joinery Group PLC*	1,303,800	8,134,119
IG Group Hldgs. PLC	905,705	10,120,858
Imagination Technologies Group PLC*	338,100	1,192,783
Intermediate Capital Group PLC	290,100	2,072,434
Optimal Payments PLC*	155,991	827,997
Paragon Group of Companies PLC*	818,100	5,281,310
Playtech PLC	82,046	875,498
Victrex PLC*	33,600	1,084,207
		70,381,982
Total Equities
(Cost: $375,859,698)		$398,301,955

	Face Amount	Value
Commercial Paper – 2.0%
Prudential Financial 0.27% due 1/5/2015	8,000,000	$8,000,000
Total Commercial Paper
(Cost: $8,000,000)		$8,000,000
Total Investments – 99.4%
(Cost: $383,859,698)		$406,301,955
Other Assets Less Liabilities – 0.6%		2,372,634
Net Assets – 100%		$408,674,589

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

Cost of investments is $389,965,520 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$29,561,975
Gross unrealized depreciation	(13,225,540)
Net unrealized appreciation	$16,336,435
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended December 31, 2014

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.7%
Consumer Staples	4.1%
Energy	2.0%
Financials	13.8%

Health Care	6.4%
Industrials	19.4%
Information Technology	23.8%
Materials	8.2%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)
December 31, 2014

	Shares	Value
Equities – 93.8%
Australia – 1.8%
Cover-More Group Ltd.	20,000	$30,811
G8 Education Ltd.	10,000	33,782
Virtus Health Ltd.	5,000	31,902
		96,495
China – 40.8%
Baidu.com, Inc. ADS*	300	68,391
Bitauto Hldgs. Ltd. ADS*	1,000	70,410
CGN Power Co. Ltd.*	200,000	86,915
China Distance Education Hldgs. Ltd.*	3,000	49,170
China Everbright International Ltd.	90,000	132,875
China Mobile Games & Entertainment Group Ltd. ADS*	3,500	62,755
China Southern Airlines Co. Ltd.*	150,000	71,055
China State Construction International Hldgs. Ltd.	50,000	69,926
Dynagreen Environmental Protection Group Co. Ltd.*	120,000	71,037
Haitong Securities Co. Ltd.*	5,200	12,978
Huadian Power International Corp. Ltd.*	100,000	86,752
iKang Healthcare Group, Inc. ADS*	9,000	135,360
KWG Property Hldg. Ltd.*	150,000	102,143
Noah Hldgs. Ltd. ADS*	3,500	73,150
PAX Global Technology Ltd.*	120,000	122,915
Ping An Insurance Group Co. of China Ltd.*	12,000	121,506
PW Medtech Group Ltd.*	220,000	97,936
Sinotrans Ltd.	100,000	66,070
Sound Global Ltd.*	100,000	115,073
Sunac China Hldgs. Ltd.*	150,000	151,524
Sunny Optical Technology Group Co. Ltd.	35,000	60,099
Tarena International, Inc. ADS*	8,000	88,800
Tencent Hldgs. Ltd.	3,000	43,407
Vipshop Hldgs. Ltd. ADS*	8,000	156,320
YY, Inc. ADS*	1,000	62,340
		2,178,907

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
India – 26.9%
AIA Engineering Ltd.	6,000	$102,424
Arvind Ltd.*	25,000	111,479
Aurobindo Pharma Ltd.	15,000	269,236
Axis Bank Ltd.	5,225	41,355
Bharat Forge Ltd.	6,000	89,202
Cox & Kings Ltd.	10,000	46,620
Eicher Motors Ltd.*	600	142,174
Glenmark Pharmaceuticals Ltd.*	8,000	97,397
Info Edge India Ltd.	8,000	107,465
Just Dial Ltd.	1,200	25,571
Kaveri Seed Co. Ltd.	5,000	60,787
Motherson Sumi Systems Ltd.	15,000	108,029
Redington India Ltd.*	35,000	75,749
SKS Microfinance Ltd.*	8,000	52,143
VA Tech Wabag Ltd.*	1,500	34,769
Voltas Ltd.	20,000	76,309
		1,440,709
Indonesia – 4.4%
PT Jasa Marga Persero TBK	200,000	113,495
PT Pakuwon Jati TBK	2,000,000	82,867
PT Summarecon Agung TBK	300,000	36,821
		233,183
Japan – 5.4%
Alps Electric Co. Ltd.*	3,000	56,707
Asahi Intecc Co. Ltd.*	500	24,366
Dai-ichi Seiko Co. Ltd.	1,000	19,885
MISUMI Group, Inc.*	1,500	49,463
Obayashi Corp.*	10,000	64,462
Seiko Epson Corp.	1,000	41,844
Temp Hldgs. Co. Ltd.	1,000	31,379
		288,106

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Singapore – 1.1%
Yoma Strategic Hldgs. Ltd.*	120,000	$59,588
South Korea – 9.6%
Asiana Airlines, Inc.*	5,000	32,434
Cosmax, Inc.*	1,000	90,273
Gamevil, Inc.*	500	54,441
Hanssem Co. Ltd.	800	83,155
Hotel Shilla Co. Ltd.	800	66,357
Huons Co. Ltd.	500	24,609
Medy-Tox, Inc.	200	57,807
Naturalendo Tech Co. Ltd.*	1,000	41,368
Wonik IPS Co. Ltd.*	5,000	62,817
		513,261
Thailand – 3.8%
Airports of Thailand PCL	18,000	153,356
Minor International PCL	35,000	34,334
Quality Houses PCL	150,000	16,558
		204,248
Total Equities
(Cost: $4,346,738)		$5,014,497
Total Investments – 93.8%
(Cost: $4,346,738)		$5,014,497
Other Assets Less Liabilities – 6.2%		334,122
Net Assets – 100%		$5,348,619

Cost of Investments is $4,387,935 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$829,119
Gross unrealized depreciation	(202,557)
Net unrealized appreciation	$626,562
(a)	Certain securities were fair valued under the discretion of the Board of Trustees.
*	Non-income producing security during the period ended December 31, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
December 31, 2014

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	18.2%
Consumer Staples	2.8%
Financials	14.6%
Health Care	14.6%

Industrials	22.6%
Information Technology	17.1%
Utilities	3.9%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities
December 31, 2014

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$29,280,082	$47,680,126	$8,263,107
Cash	—	380,473	—
Receivable from fund shares sold	6,700	4,067	—
Receivable from securities sold	973,284	—	236,043
Dividends and interest receivable	973	10,076	1,056
Prepaid expenses	19,284	15,157	8,907
Total Assets	30,280,323	48,089,899	8,509,113
Liabilities:
Payable to custodian bank	965,307	—	215,322
Payable for fund shares redeemed	1,313	42,319	—
Payable for securities purchased	5,378	—	—
Payable to advisor (see note 2)	25,074	34,757	5,009
Payable to distributor	6,269	10,198	1,764
Accrued expenses	26,052	27,122	8,439
Total Liabilities	1,029,393	114,396	230,534
Net Assets	$29,250,930	$47,975,503	$8,278,579
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,708,406	1,865,084	578,312
Net asset value, offering price and redemption price	$17.12	$25.72	$14.32
Analysis of net assets:
Capital	$26,625,480	$40,474,857	$6,508,015
Accumulated net investment loss	(650,914)	(817,929)	(144,172)
Accumulated net realized gains (losses) on investments	192,168	173,150	492,666
Net unrealized appreciation of investments	3,084,196	8,145,425	1,422,070
Net Assets	$29,250,930	$47,975,503	$8,278,579
(a) Investment securities at cost	$26,195,886	$39,534,701	$6,841,037

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities (continued)
December 31, 2014

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$165,112,278	$406,301,955	$5,014,497
Cash	—	3,363,501	397,605
Receivable from fund shares sold	57,977	1,427,976	—
Receivable from securities sold	6,072,278	1,150,519	8,188
Other Assets	—	—	4,948
Dividends and interest receivable	—	159,319	2,880
Prepaid expenses	33,320	86,538	15,593
Total Assets	171,275,853	412,489,808	5,443,711
Liabilities:
Payable to custodian bank	1,990,681	—	—
Payable for fund shares redeemed	1,511,335	1,961,168	—
Payable for securities purchased	829,081	1,275,839	37,082
Payable to advisor (see note 2)	187,220	315,746	—
Payable to distributor	37,444	88,029	1,167
Accrued expenses	106,152	174,437	56,843
Total Liabilities	4,661,913	3,815,219	95,092
Net Assets	$166,613,940	$408,674,589	$5,348,619
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	12,086,144	22,017,091	554,774
Net asset value, offering price and redemption price	$13.79	$18.56	$9.64
Analysis of net assets:
Capital	$138,661,070	$414,855,613	$6,422,068
Accumulated net investment loss	(2,141,804)	(1,569,719)	(122,382)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(3,430,509)	(27,046,283)	(1,618,547)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	33,525,183	22,434,978	667,480
Net Assets	$166,613,940	$408,674,589	$5,348,619
(a) Investment securities at cost	$131,587,095	$383,859,698	$4,346,738

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations
Year Ended December 31, 2014

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$1,249	$1,176	$—
Dividends(a)	153,495	98,435	33,592
Total Income	154,744	99,611	33,592
Expenses:
Investment advisory fees (see note 2)	283,092	271,960	35,553
Management fees (see note 2)	188,728	246,960	35,553
Distribution fees and shareholder services (see note 2)	117,955	154,350	22,221
Transfer agent fees and expenses	76,981	98,612	25,712
Custodian fees and expenses	75,069	75,158	48,111
Federal and state registration fees	28,862	23,530	19,761
Other	35,288	47,072	6,781
Total expenses before reimbursed expenses	805,975	917,642	193,692
Earnings credit (see note 6)	(318)	(103)	(23)
Expense reimbursement (see note 2)	—	—	(15,905)
Total Expenses	805,657	917,539	177,764
Net Investment Loss	(650,913)	(817,928)	(144,172)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	3,887,833	9,222,155	793,629
Change in net unrealized appreciation/depreciation on investments	(9,447,693)	(15,535,065)	(1,158,390)
Net realized/unrealized losses on investments	(5,559,860)	(6,312,910)	(364,761)
Net decrease in net assets resulting from operations	$(6,210,773)	$(7,130,838)	$(508,933)
(a)	Dividends are net of foreign withholding tax of $6,496, $2,476 and $674 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations (continued)
Year Ended December 31, 2014

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$14,137	$42,699	$—
Dividends(a)	2,005,708	4,863,647	39,900
Total Income	2,019,845	4,906,346	39,900
Expenses:
Investment advisory fees (see note 2)	2,499,189	4,834,630	74,826
Distribution fees and shareholder services (see note 2)	499,838	966,926	14,965
Transfer agent fees and expenses	325,252	656,007	25,483
Custodian fees and expenses	350,955	528,840	123,963
Federal and state registration fees	35,469	76,223	21,225
Other	147,665	242,139	6,789
Total expenses before reimbursed expenses	3,858,368	7,304,765	267,251
Earnings credit (see note 6)	(402)	(5,772)	(136)
Expense reimbursement (see note 2)	—	(1,110,667)	(117,998)
Total Expenses	3,857,966	6,188,326	149,117
Net Investment Loss	(1,838,121)	(1,281,980)	(109,217)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	12,128,423	(26,630,733)	345,883
Net realized losses on foreign currency transactions	(48,686)	(134,353)	(6,192)
Net realized gains (losses) on investments and foreign currency transactions	12,079,737	(26,765,086)	339,691
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(24,456,727)	1,670,725	(441,112)
Net realized/unrealized losses on investments and foreign currencies	(12,376,990)	(25,094,361)	(101,421)
Net decrease in net assets resulting from operations	$(14,215,111)	$(26,376,341)	$(210,638)
(a)	Dividends are net of foreign withholding tax of $87,582, $801,883, and $3,863 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
From Operations:
Net investment loss	$(650,913)	$(311,650)
Net realized gains on investment transactions	3,887,833	4,441,107
Change in net unrealized appreciation/depreciation on investments	(9,447,693)	8,207,555
Net increase (decrease) in net assets resulting from operations	(6,210,773)	12,337,012
From Distributions:
Distributions from net realized gains on investments	(2,209,025)	—
Net decrease in net assets from distributions	(2,209,025)	—
From Capital Share Transactions:
Proceeds from sale of shares	51,610,740	8,737,114
Proceeds from reinvestment of distributions	1,969,684	—
Redemption of shares	(51,834,698)	(4,694,541)
Net increase (decrease) from capital share transactions	1,745,726	4,042,573
Total increase (decrease) in net assets	(6,674,072)	16,379,585
Net Assets:
Beginning of year	35,925,002	19,545,417
End of year	$29,250,930	$35,925,002
Accumulated Net Investment Loss	$(650,914)	$(311,650)
Transactions in Shares:
Shares sold	2,513,323	483,738
Shares issued in reinvestment of distributions	115,728	—
Less shares redeemed	(2,712,457)	(298,742)
Net increase (decrease) from capital share transactions	(83,406)	184,996

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Growth Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
From Operations:
Net investment loss	$(817,928)	$(844,266)
Net realized gains on investment transactions	9,222,155	14,591,033
Change in net unrealized appreciation/depreciation on investments	(15,535,065)	13,838,275
Net increase (decrease) in net assets resulting from operations	(7,130,838)	27,585,042
From Distributions:
Distributions from net realized gains on investments	(4,193,781)	—
Net decrease in net assets from distributions	(4,193,781)	—
From Capital Share Transactions:
Proceeds from sale of shares	17,879,656	17,771,161
Proceeds from reinvestment of distributions	3,835,265	—
Redemption of shares	(32,907,444)	(33,307,674)
Net decrease from capital share transactions	(11,192,523)	(15,536,513)
Total increase (decrease) in net assets	(22,517,142)	12,048,529
Net Assets:
Beginning of year	70,492,645	58,444,116
End of year	$47,975,503	$70,492,645
Accumulated Net Investment Loss	$(817,929)	$(844,266)
Transactions in Shares:
Shares sold	585,805	659,473
Shares issued in reinvestment of distributions	148,366	—
Less shares redeemed	(1,155,141)	(1,342,854)
Net decrease from capital share transactions	(420,970)	(683,381)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
From Operations:
Net investment loss	$(144,172)	$(94,308)
Net realized gains on investment transactions	793,629	1,535,369
Change in net unrealized appreciation/depreciation on investments	(1,158,390)	1,772,521
Net increase (decrease) in net assets resulting from operations	(508,933)	3,213,582
From Distributions:
Distributions from net realized gains on investments	(954,247)	(491,648)
Net decrease in net assets from distributions	(954,247)	(491,648)
From Capital Share Transactions:
Proceeds from sale of shares	641,364	414,027
Proceeds from reinvestment of distributions	799,938	409,574
Redemption of shares	(1,091,337)	(1,451,450)
Net increase (decrease) from capital share transactions	349,965	(627,849)
Total increase (decrease) in net assets	(1,113,215)	2,094,085
Net Assets:
Beginning of year	9,391,794	7,297,709
End of year	$8,278,579	$9,391,794
Accumulated Net Investment Loss	$(144,172)	$(94,308)
Transactions in Shares:
Shares sold	38,754	27,214
Shares issued in reinvestment of distributions	55,590	24,322
Less shares redeemed	(67,234)	(104,591)
Net increase (decrease) from capital share transactions	27,110	(53,055)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
From Operations:
Net investment loss	$(1,838,121)	$(875,721)
Net realized gains on investments and foreign currency transactions	12,079,737	33,603,977
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(24,456,727)	36,110,854
Net increase (decrease) in net assets resulting from operations	(14,215,111)	68,839,110
From Distributions:
Distributions from net investment income	(1,093,486)	(1,645,577)
Distributions from net realized gains on investments	(20,400,851)	(8,453,304)
Net decrease in net assets from distributions	(21,494,337)	(10,098,881)
From Capital Share Transactions:
Proceeds from sale of shares	78,641,691	57,089,901
Proceeds from reinvestment of distributions	19,350,745	9,186,273
Redemption of shares	(94,878,429)	(45,746,781)
Net increase from capital share transactions	3,114,007	20,529,393
Total increase (decrease) in net assets	(32,595,441)	79,269,622
Net Assets:
Beginning of year	199,209,381	119,939,759
End of year	$166,613,940	$199,209,381
Accumulated Net Investment Loss	$(2,141,804)	$(2,627,279)
Transactions in Shares:
Shares sold	4,614,117	3,865,763
Shares issued in reinvestment of distributions	1,409,377	556,070
Less shares redeemed	(5,776,234)	(3,365,293)
Net increase (decrease) from capital share transactions	247,260	1,056,540

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
From Operations:
Net investment loss	$(1,281,980)	$(45,345)
Net realized gains (losses) on investments and foreign currency transactions	(26,765,086)	8,180,235
Change in net unrealized appreciation/depreciation on investments and foreign currencies	1,670,725	18,085,438
Net increase (decrease) in net assets resulting from operations	(26,376,341)	26,220,328
From Distributions:
Distributions from net investment income	—	(735,815)
Distributions from net realized gains on investments	—	(1,606,134)
Net decrease in net assets from distributions	—	(2,341,949)
From Capital Share Transactions:
Proceeds from sale of shares	520,300,208	131,881,051
Proceeds from reinvestment of distributions	—	2,093,584
Redemption of shares	(251,736,065)	(12,117,052)
Net increase from capital share transactions	268,564,143	121,857,583
Total increase in net assets	242,187,802	145,735,962
Net Assets:
Beginning of year	166,486,787	20,750,825
End of year	$408,674,589	$166,486,787
Accumulated Net Investment Loss	$(1,569,719)	$(810,052)
Transactions in Shares:
Shares sold	26,383,911	7,551,420
Shares issued in reinvestment of distributions	—	108,645
Less shares redeemed	(12,925,437)	(729,896)
Net increase from capital share transactions	13,458,474	6,930,169

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
From Operations:
Net investment loss	$(109,217)	$(81,401)
Net realized gains on investments and foreign currency transactions	339,691	836,059
Change in net unrealized appreciation/depreciation of investments and foreign currencies	(441,112)	(75,254)
Net increase (decrease) in net assets resulting from operations	(210,638)	679,404
From Capital Share Transactions:
Proceeds from sale of shares	995,817	695,366
Redemption of shares	(1,463,099)	(1,404,909)
Net decrease from capital share transactions	(467,282)	(709,543)
Total decrease in net assets	(677,920)	(30,139)
Net Assets:
Beginning of year	6,026,539	6,056,678
End of year	$5,348,619	$6,026,539
Accumulated Net Investment Loss	$(122,382)	$(95,828)
Transactions in Shares:
Shares sold	96,590	73,025
Less shares redeemed	(148,826)	(148,943)
Net decrease from capital share transactions	(52,236)	(75,918)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
December 31, 2014

1. Significant Accounting Policies

Description of business.   The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds of which six are presented in these financial statements: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2014:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$29,280,082	$47,422,828	$8,263,107
REIT	—	257,298	—
Total Level 1	29,280,082	47,680,126	8,263,107
Level 2 – Equities	—	—	—
Commercial Paper	—	—	—
Total Level 2	—	—	—
Level 3	—	—	—
Total Investments	$29,280,082	$47,680,126	$8,263,107

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$57,002,426	$—	$886,045
Total Europe	—	25,543,457	—
Total North America	—	52,957,400	—
Total Level 1	57,002,426	78,500,857	886,045
Level 2 – Equities
Total Asia	108,109,852	109,045,352	4,031,957
Total Australia	—	24,154,734	96,495
Total Europe	—	186,601,012	—
Total Commercial Paper	—	8,000,000	—
Total Level 2	108,109,852	327,801,098	4,128,452
Level 3	—	—	—
Total Investments	$165,112,278	$406,301,955	$5,014,497

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant Transfers between Levels 1 and 2 included securities valued at $108,109,852, $320,101,098, and $4,128,452 at December 31, 2014 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2014 but not at December 31, 2013.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

Federal Income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2014. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act were effective for taxable years beginning after December 22, 2010, the date of enactment.

For the year ended December 31, 2014, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, redemption in kind, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds' net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$2,209,025	$2,209,025
Emerging Growth Fund	—	4,193,781	4,193,781
Small-Cap Opportunities Fund	—	954,247	954,247
China Opportunities Fund	1,093,486	20,400,851	21,494,337

No distributions were required for the International Opportunities Fund or the Asia Opportunities Fund.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Small-Cap Opportunities Fund	$—	$491,648	$491,648
China Opportunities Fund	1,645,577	8,453,304	10,098,881
International Opportunities Fund	861,175	1,480,774	2,341,949

No distributions were required for the Micro-Cap Fund, Emerging Growth Fund, or the Asia Opportunities Fund.

As of December 31, 2014, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2017	Not Subject to Expiration
Micro-Cap Fund	$—	$—
Emerging Growth Fund	—	—
Small-Cap Opportunities Fund	—	—
China Opportunities Fund	—	—
International Opportunities Fund	—	11,054,171
Asia Opportunities Fund	1,512,311	—

The Micro-Cap Fund, Emerging Growth Fund, and Asia Opportunities Fund utilized $1,470,750, $4,647,538, and $423,797, respectively, of its capital loss carryforwards during the year ended December 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

Post-October capital losses and qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2014, the following Funds deferred to January 1, 2015 post-October capital losses and qualified late-year losses:

	Post-October Capital Losses	Qualified late-year Ordinary Losses
Micro-Cap Fund	$135,592	$—
Emerging Growth Fund	521,516	—
Small-Cap Opportunities Fund	11,761	—
China Opportunities Fund	508,686	—
International Opportunities Fund	12,219,980	638,184
Asia Opportunities Fund	19,514	2,304

As of December 31, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation on investments	Unrealized appreciation foreign currency translations
Micro-Cap Fund	$—	$561,707	$(135,592)	$2,874,191	$—
Emerging Growth Fund	—	795,228	(521,516)	8,052,605	—
Small-Cap Opportunities Fund	—	528,019	(11,761)	1,399,438	—
China Opportunities Fund	—	—	(508,686)	30,397,339	—
International Opportunities Fund	—	—	(23,912,335)	16,336,435	(12,215)
Asia Opportunities Fund	—	—	(1,534,129)	626,562	(279)

Accumulated capital and other losses consists of capital loss carry overs and qualified late year ordinary and post-October capital losses. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2014, open federal tax years included the tax years ended 2011 though 2014. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2014, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $283,092, $271,960, and $35,553, respectively. For the year ended December 31, 2014, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $2,499,189, $4,834,630 and $74,826, respectively.

Management agreement.  For management services and facilities furnished, the Micro- Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2014, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $188,728, $246,960, and $35,553, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2014 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $15,905, $1,110,667 and $117,998, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2014, the Trust made no direct payments to its officers and paid $83,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $117,955, $154,350, $22,221, $499,838, $966,926, and $14,965, respectively.

Affiliated Commissions.  For the year ended December 31, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2014, other than options written and money market investments, aggregated $64,102,589 and $64,371,713, respectively, for the Micro-Cap Fund, $59,078,159 and$73,408,280, respectively, for the Emerging Growth Fund, $9,488,371 and $10,223,548, respectively, for the Small-Cap Opportunities Fund, $244,038,147 and $260,211,515, respectively, for the China Opportunities Fund, $1,063,578,589 and $749,704,103, respectively, for the International Opportunities Fund and $10,522,242 and $11,313,495, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2014.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2014.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2014

4. In-Kind Transaction

On March 10, 2014, the International Opportunities Fund delivered cash and securities with a fair value of $46,958,636 to another Fund of the Trust as payment for 2,272,727 Fund shares redeemed in-kind at a net asset value of $20.66. This transaction resulted in net realized capital gains of $1,963,165. Capital gains or losses on in-kind redemptions are not recognized by the Fund for tax purposes.

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, the Emerging Growth Fund, and the Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $96,189, $38,180, $363, $227,304,$474,335, and $2,625, respectively, for the year ended December 31, 2014, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $318, $103, $23, $402, $5,772, and $136, respectively. During the year ended December 31, 2014, the Micro- Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $7,744, $9,667, $279, $3,398, $1,818 and $1, respectively, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no significant events have occurred that require disclosure.

THE OBERWEIS FUNDS
 Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Years Ended December 31,
	2014	2013	2012	2011	2010
Net asset value at beginning of year	$20.05	$12.16	$11.20	$12.18	$10.40
Income (loss) from investment operations:
Net investment loss(a)	(.27)	(.20)	(.16)	(.18)	(.17)
Net realized and unrealized gains (losses) on investments	(1.32)	8.08	1.12	(.80)	1.95
Total from investment operations	(1.59)	7.88	.96	(.98)	1.78
Redemption Fees(a)	.04	.01	—	—	—
Less distributions:
Distribution from net realized gains on investments	(1.38)	—	—	—	—
Net asset value at end of year	$17.12	$20.05	$12.16	$11.20	$12.18
Total Return (%)	(7.71)	64.88	8.57	(8.05)	17.12
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$29,251	$35,925	$19,545	$21,140	$26,619
Ratio of gross expenses to average net assets (%)	1.71	1.87	2.00	1.91	1.89
Ratio of net expenses to average net assets (%)(b)	1.71	1.86	2.00	1.91	1.89
Ratio of net investment loss to average net assets (%)(b)	(1.38)	(1.28)	(1.31)	(1.53)	(1.68)
Portfolio turnover rate (%)	141	73	48	62	85

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Years Ended December 31,
	2014	2013	2012	2011	2010
Net asset value at beginning of year	$30.84	$19.68	$18.21	$20.59	$16.24
Income (loss) from investment operations:
Net investment loss(a)	(.39)	(.33)	(.28)	(.29)	(.23)
Net realized and unrealized gains (losses) on investments	(2.32)	11.48	1.75	(2.11)	4.58
Total from investment operations	(2.71)	11.15	1.47	(2.40)	4.35
Redemption Fees(a)	.02	.01	—	.02	—
Less distributions:
Distribution from net realized gains on investments	(2.43)	—	—	—	—
Net asset value at end of year	$25.72	$30.84	$19.68	$18.21	$20.59
Total Return (%)	(8.75)	56.71	8.07	(11.56)	26.79
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$47,976	$70,493	$58,444	$60,141	$99,013
Ratio of gross expenses to average net assets (%)	1.49	1.53	1.57	1.47	1.39
Ratio of net expenses to average net assets (%)(b)	1.49	1.53	1.57	1.47	1.39
Ratio of net investment loss to average net assets (%)(b)	(1.32)	(1.35)	(1.43)	(1.39)	(1.30)
Portfolio turnover rate (%)	95	70	54	85	104

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Years Ended December 31,
	2014	2013	2012	2011	2010
Net asset value at beginning of year	$17.04	$12.08	$11.16	$11.61	$9.09
Income (loss) from investment operations:
Net investment loss(a)	(.26)	(.17)	(.20)	(.22)	(.17)
Net realized and unrealized gains (losses) on investments	(.64)	6.06	1.12	(.23)	2.69
Total from investment operations	(.90)	5.89	.92	(.45)	2.52
Redemption Fees(a)	—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	(1.82)	(.93)	—	—	—
Net asset value at end of year	$14.32	$17.04	$12.08	$11.16	$11.61
Total Return (%)	(5.31)	48.87	8.24	(3.88)	27.72
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$8,279	$9,392	$7,298	$7,579	$7,961
Ratio of gross expenses to average net assets (%)	2.18	2.39	2.43	2.33	2.47
Ratio of net expenses to average net assets (%)(b)	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)(b)	(1.62)	(1.18)	(1.61)	(1.87)	(1.80)
Portfolio turnover rate (%)	107	134	99	129	165

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Years Ended December 31,
	2014	2013	2012	2011	2010
Net asset value at beginning of year	$16.83	$11.12	$8.70	$16.63	$17.27
Income (loss) from investment operations:
Net investment loss(a)	(.15)	(.08)	(.06)	(.11)	(.14)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.93)	6.68	2.48	(6.36)	3.06
Total from investment operations	(1.08)	6.60	2.42	(6.47)	2.92
Redemption Fees(a)	.02	.01	—	.01	.02
Less dividends and distributions:
Distribution from net realized gains on investments	(1.88)	(.75)	—	(1.47)	(3.47)
Dividends from net investment income	(.10)	(.15)	—	—	(.11)
Total dividends and distributions	(1.98)	(.90)	—	(1.47)	(3.58)
Net asset value at end of year	$13.79	$16.83	$11.12	$8.70	$16.63
Total Return (%)	(6.27)	59.56	27.82	(38.72)	17.43
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$166,614	$199,209	$119,940	$119,819	$292,934
Ratio of gross expenses to average net assets (%)	1.93	2.07	2.15	2.08	1.97
Ratio of net expenses to average net assets (%)(b)	1.93	2.07	2.15	2.08	1.97
Ratio of net investment loss to average net assets (%)(b)	(.92)	(.59)	(.62)	(.76)	(.80)
Portfolio turnover rate (%)	127	140	115	107	104

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Years Ended December 31,
	2014	2013	2012	2011	2010
Net asset value at beginning of year	$19.45	$12.74	$9.74	$11.61	$8.97
Income (loss) from investment operations:
Net investment income (loss)(a)	(.06)	(.01)	.09	.01	(.08)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.85)	6.99	3.12	(1.70)	2.80
Total from investment operations	(.91)	6.98	3.21	(1.69)	2.72
Redemption Fees(a)	.02	.02	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.20)	—	—	—
Dividends from net investment income	—	(.09)	(.21)	(.18)	(.08)
Total dividends and distributions	—	(.29)	(.21)	(.18)	(.08)
Net asset value at end of year	$18.56	$19.45	$12.74	$9.74	$11.61
Total Return (%)	(4.58)	55.01	32.96	(14.50)	30.37
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$408,675	$166,487	$20,751	$15,230	$21,755
Ratio of gross expenses to average net assets (%)	1.89	2.20	2.86	2.65	2.66
Ratio of net expenses to average net assets (%)(b)	1.60	1.60	1.60	1.89	2.49
Ratio of net investment income (loss) to average net assets (%)(b)	(.33)	(.05)	.82	.12	(.86)
Portfolio turnover rate (%)	212 (c)	176	280	257	160

Notes:

(a)	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Excludes the value of portfolio securities delivered as a result of in-kind sales of the Fund’s capital shares.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value at beginning of year	$9.93	$8.87	$7.57	$9.05	$7.99
Income (loss) from investment operations:
Net investment loss(a)	(.18)	(.14)	(.06)	(.09)	(.10)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.11)	1.20	1.36	(1.39)	1.16
Total from investment operations	(.29)	1.06	1.30	(1.48)	1.06
Redemption Fees(a)	—	—	—	—	—
Net asset value at end of year	$9.64	$9.93	$8.87	$7.57	$9.05
Total Return (%)	(2.92)	11.95	17.17	(16.35)	13.27
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$5,349	$6,027	$6,057	$6,430	$9,088
Ratio of gross expenses to average net assets (%)	4.46	5.35	4.64	4.17	3.42
Ratio of net expenses to average net assets (%)(b)	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)(b)	(1.82)	(1.45)	(.75)	(1.03)	(1.28)
Portfolio turnover rate (%)	187	241	182	188	125

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
  the Oberweis Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis Micro-Cap Fund, Oberweis Emerging Growth Fund, Oberweis Small-Cap Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Asia Opportunities Fund (six funds constituting The Oberweis Funds, hereafter referred to as the “Funds”) at December 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 23, 2015

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
Noninterested Trustees
Katherine Smith Dedrick (57) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004(1)
Gary D. McDaniel (66) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004(1)
James G. Schmidt (67) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003(1)
Interested Trustees
James D. Oberweis (68) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee(2)	Trustee since July, 1986(1)
James W. Oberweis (40) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996(3)
Patrick B. Joyce (55) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994(3)
David I. Covas (39) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004(3)
Kenneth S. Farsalas (44) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009(3)
Eric V. Hannemann (41) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005(3)
(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Fund by reason of his position as the former Chairman of Oberweis Asset Management, Inc., the Fund’s investment advisor.
(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Trustees and Officers of The Oberweis Funds (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Aggressive Publishing, Inc., 2010 to present; Partner – Childress Duffy, Ltd., April 2007 to present; Member – Risk Worldwide, 2007 to present.	7	None
Chairman – Star Packaging Corp., 2012 to present; Senior Vice President/General Manager of Exopack Holding Corp. 2008 to 2010;	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	7	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to 2013.	7	None
President – Oberweis Asset Management, Inc., September,
2001 to present; Portfolio Manager from December, 1995 to
present; President and Director – Oberweis Securities, Inc.,
September, 1996 to present.	Not Applicable	None
Executive Vice President, Secretary and Director –
Oberweis Asset Management, Inc., September, 1994 to
present; Executive Vice President and Director –
Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Qualified Dividend Income

For the year ended December 31, 2014, 23.86% of the dividends paid from net investment income for the China Opportunities Fund are designated as qualified dividend income. For the year ended December 31, 2013, 44.89% and 94.45% of the dividends paid from net investment income for the China Opportunities and International Opportunities Funds, respectively, are designated as qualified dividend income.

Long-term Capital Gain

The Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, and China Opportunities Fund designated $4,193,781, $2,209,025, $954,247, and $20,400,851, respectively, as a long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge, upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory and Sub-Advisory Contracts:

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the Micro-Cap, Emerging Growth and Small-Cap Opportunities Funds and the Investment Advisory and Management Agreements for each of the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund were last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such agreements or interested persons of any such party (the “independent trustees”), on August 21, 2014. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by legal counsel in making their determination.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

The Board noted that OAM has a long association with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory fee schedules.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Investment Advisory and Investment Advisory and Management Agreements, as applicable, the Board considered the functions performed by OAM and the personnel providing such services, information contained in OAM’s Form ADV, OAM’s financial condition and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, tenure and structure of the portfolio management teams, as well as the honesty and integrity of OAM and the portfolio management teams. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to each Fund by OAM were appropriate and that the quality of such services was good.

The Board also reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Funds over various periods of time as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board noted that the peer groups had been provided by OAM at a previous meeting and include funds currently in existence similar in investment objective to each of the respective Funds. The Board considered OAM’s focus on an aggressive growth strategy, as well as representations from OAM regarding the domestic and international investment environments and how the Funds tend to perform during various market cycles. The Board noted that performance for the year-to-date and one-, three-, five-, and ten-year periods ended July 31, 2014, as applicable, was mixed. Based on the information provided, the Board concluded that (i) as to the Micro-Cap Fund, the Fund underperformed in varying degrees the other mutual funds included in the report and underperformed the relevant market indices for the year-to-date period, the Fund generally outperformed the other mutual funds in varying degrees and outperformed the relevant market indices for the one-year period, the Fund in some instances outperformed in varying degrees and in some instances underperformed in varying degrees the other mutual funds and outperformed the relevant market indices for the three-year period, the Fund underperformed the other mutual funds and the relevant market indices for the five-year period and the Fund underperformed the other mutual funds, in varying degrees, and underperformed the relevant market indices for the ten-year period, (ii) as to the Emerging Growth Fund, the Fund generally underperformed in varying degrees the other mutual funds included in the report and underperformed the relevant market indices for the year-to-date period, the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the other mutual funds included in the report for the one-year period and generally performed in line with the relevant market indices for the one-year period and that the Fund generally underperformed in varying degrees the other mutual funds in the report and underperformed the relevant market indices for the three-, five- and ten-year periods, (iii) as to the Small-Cap Opportunities Fund, the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

other mutual funds in the report and underperformed the relevant market indices for the year-to-date period, the Fund in some instances outperformed in varying degrees and in some instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market indices for the one-year period, and the Fund in some instances outperformed in varying degrees and in some instances underperformed in varying degrees the other mutual funds in the report and underperformed the relevant market indices for the three-, five- and ten-year periods, (iv) as to the China Opportunities Fund, the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the other mutual funds in the report and underperformed the relevant market indices for the year-to-date period, the Fund outperformed in varying degrees the other mutual funds in the report and outperformed the relevant market indices for the one-, three-, five-year and inception-to-date (October 3, 2005) periods, (v) as to the International Opportunities Fund, the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the other mutual funds in the report and underperformed the relevant market index for the year-to-date period and the Fund outperformed the other mutual funds in the report and the relevant market index for the one-, three- and five-year and inception-to-date (February 1, 2007) periods, and (vi) as to the Asia Opportunities Fund, the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the other mutual funds in the report and underperformed or in one instance (three-year period) was generally in line with the relevant market index for the year-to-date, one-year, three-year, five-year and inception-to-date (February 1, 2008) periods.

Fees and Expenses.  For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the China Opportunities, International Opportunities and Asia Opportunities Funds) and each Fund’s expense ratio with other mutual funds pursuing broadly similar strategies as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Micro-Cap Fund, the Emerging Growth Fund, the Small-Cap Opportunities Fund, the China Opportunities Fund and the International Opportunities Fund were either comparable or in the mid-range relative to the other mutual funds and that the advisory and management fees of the Asia Opportunities Fund were either comparable or high relative to the other mutual funds. The information also showed that the expense ratios of the Micro-Cap Fund, the Emerging Growth Fund, the China Opportunities Fund and the International Opportunities Fund were comparable or in the mid-range relative to the other mutual funds, while the expense ratios for the Small-Cap Opportunities Fund and the Asia Opportunities Fund were high compared to similar funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided and the level of responsibility required under the agreements with the Funds were greater than OAM’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that each Fund’s advisory and management fees were reasonable and/or appropriate in amount given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory and management fees received by OAM from each of the

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

Funds. The Board also considered representations from OAM that, although profits related to the Funds versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts, OAM believed that the overall profitability of OAM was within an acceptable range for investment advisory firms and likely below the industry norm, that the advisory fees charged the Funds were consistent with other advisory clients, and OAM reimburses the Funds if expense ratios exceed certain limits. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted that the advisory fee for the Emerging Growth Fund has a breakpoint designed to share economies of scale with shareholders. The Board also noted asset capacity constraints for the Funds that limits economies of scale. The Board concluded with respect to each Fund that each Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars. The Board also noted that during the past year none of the Funds’ brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expense Paid During Period* 7/1/14 – 12/31/14	Expense Ratio During Period 7/1/14 – 12/31/14
Micro-Cap Fund
Actual	$1,000.00	$936.90	$8.35	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.54	$8.69	1.71%
Emerging Growth Fund
Actual	$1,000.00	$933.60	$7.26	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.58	1.49%
Small-Cap Opportunities Fund
Actual	$1,000.00	$959.30	$9.88	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.16	2.00%
China Opportunities Fund
Actual	$1,000.00	$941.70	$9.45	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.43	$9.80	1.93%
International Opportunities Fund
Actual	$1,000.00	$907.60	$7.69	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.13	1.60%
Asia Opportunities Fund
Actual	$1,000.00	$1,000.00	$12.55	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.62	$12.63	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

A VISION FOR FUTURE GROWTH

ANNUAL REPORT
DECEMBER 31, 2014

•	Oberweis International Opportunities Institutional Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Shareholder:

Thank you for your investment in the Oberweis International Opportunities Institutional Fund (OBIIX). This fund is managed by Ralf Scherschmidt and team. In the short time since its inception on 3/10/2014, the fund returned -10.10% versus -8.18% for its benchmark, the MSCI World Ex-US Small-Cap Growth Index. In the fourth quarter, the fund returned -2.81% versus -2.69% for the benchmark.

At year-end, the fund was invested in 83 stocks in 17 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (21.0% vs. 25.3%), the United Kingdom (17.1% vs. 21.5%), Canada (12.8% vs. 10.9%), Switzerland (6.5% vs. 3.3%) and Germany (6.2% vs. 5.3%). On a sector basis, the portfolio was overweight information technology (23.5% vs. 11.9%) and underweight healthcare (6.3% vs. 10.5%).

International stocks underperformed U.S. equities in 2014. In fact, 2014 saw the largest U.S.-dollar-denominated outperformance since 1992 by the S&P 500 compared to equities everywhere else. While some of the outperformance was due to the better economic activity in the U.S., the degree of the relative outperformance was quite large. Since 1970, there have been only four other years when the S&P 500 outperformed international equities to the degree witnessed in 2014. Interestingly, each time the MSCI World ex-U.S. Index climbed the next year, beating the U.S. gauge by an average of 14 percentage points.

Looking back, multiple headwinds surfaced for international equities in 2014. European growth slowed as manufacturing data in the Euro Zone hovered around 50, the mid-level reading between expansion and contraction. Growth in Japan declined more than expected in the third quarter, leading to continued fears about the ability of the Japanese government to stimulate growth. Slower global growth, combined with unchanged OPEC quotas, led to excess oil supply and a sharp decline in oil prices. All the while, U.S. growth continued to improve, albeit slowly, which allowed the Federal Reserve to wind down its Quantative Easing program. The combination of slower growth outside of the U.S. and the ending of the U.S. QE program propped up the U.S. dollar, impacting foreign currencies such as the Euro and Japanese Yen. These two currencies declined more than 10% for the year.

The energy space was hit hard in the second half of the year and our reduction in energy exposure during the third quarter helped with relative performance in the fourth quarter. Since inception, our average energy exposure has been similar to that of benchmark.

We ended 2014 with sector exposure that was similar to the end of the third quarter. Information technology comprised our largest weighting at 23.5%. Given the uncertain economic outlook for most of the world, we take comfort in owning names where future values are determined more by companies with specific and often unique products and services that are gaining adoption, rather than equities exposed to general macro factors. We continue to own more “traditional” technology names given their more attractive risk-reward profile compared to the higher growth technology names, like social media companies. The latter group continues to trade at elevated valuations and carry high expectations.

1

  PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

By geography, Japan continued to be our largest country weighting at 21.0% of the portfolio. Our weighting in Japan declined during the fourth quarter as we took profits in some of our holdings that performed well. We found new investment ideas in the United Kingdom during the fourth quarter. Since inception, we had a large underweight in the U.K. and while we remain underweight at year-end, the magnitude of that underweight has been significantly reduced.

Outlook:

As we enter 2015, the outlook for international equities is mixed. Greek elections are once again adding uncertainty to the future of Greece as a member of the Euro Zone. While we hold the view that nobody can predict future oil prices, it appears to us that most of the decline is supply driven. Supply shocks generally take longer to correct than demand shocks and as a result, we have found investments that benefit from lower oil prices. The oil shock and resulting deflation also appears to have pushed the ECB even closer to implementing a Federal Reserve-style Quantitative Easing (QE) program. While there are still some political hurdles to be cleared, the deflation scare in Europe is real (December 2014 Euro Zone CPI was -0.2% y/y). Recently, yields across Euro Zone countries have declined to record lows, with German five-year Bunds yielding 0.0%, reflecting the market anticipating ECB action. We are hopeful that such a move will spur better growth in the Euro Zone. However, we remain in the camp that we need to see action and not simply talk of action, with the latter being the mantra employed by the ECB over the past few years.

The U.S. once again appears to have the brightest prospects for economic growth in the coming year. However, it also appears that expectations for U.S. stocks are far higher than other global equities, implying that some of the positive economic outlook may already be priced into U.S. equities. Expectations clearly feel lower in Europe and this should be favorable for our relative-to-expectations strategy. 2015 will be a critical year for Japan as recent reform initiatives will need to show progress. We continue to think there will be interesting investment opportunities in Japan as the Yen is likely to remain weak, lower oil prices will help lower costs, and corporate tax rates have declined. Lastly, we continue to believe that positive policy responses will take place in China to help stimulate growth.

We see attractive valuations for ex-U.S. developed market small-cap stocks. Valuations for our portfolio and benchmark are cheaper than a year ago. Our portfolio’s weighted-average forward 12-month P/E is 14.8x, and although this is slightly higher than the historical average, we currently hold more technology stocks than in the past; technology generally carries higher multiples than most other sectors. Additionally, we continue to have a favorable view of ex-U.S. developed world small-caps in general as their valuations are below long-term averages and currently also have better free cash flow yields than their international large-cap brethren.

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  PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

Commitment To Our Shareholders

As a firm, our mission is to earn our clients’ trust by consistently exceeding expectations through a relentless focus on quality, performance and service.

•	Performance and Investment Quality

Our dedicated and nimble investment team maintains autonomy and consistently applies a disciplined, repeatable process to profit from market anomalies, particularly for growth-oriented firms at the inflection point of change.

•	Client Service Excellence

Our approach is to clearly communicate strategy and results on time and in a clear, straightforward manner.

•	Investment Professional Empowerment

We empower our professional to thrive through participation in earnings and equity ownership opportunities for senior leadership.

We appreciate your confidence and trust. Should you have any questions or would like further information, please contact us at 800-245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

MANAGEMENT DISCUSSION
ON FUND PERFORMANCE

Market Environment

Global equities returned 4.94% in 2014, as measured by the MSCI World Index. Domestic equities outperformed foreign equities in 2014.

Non-U.S. equity markets struggled during 2014 due to slower foreign economic growth and from the movement in currencies. Economic activity outside of the U.S. slowed, leading to a more challenging business environment for foreign companies. On the other hand, U.S. economic growth fared much better. Stronger U.S. growth led to the conclusion of the Federal Reserve’s Quantative Easing program. The result was a sharp appreciation in the U.S. dollar which put pressure on other developed world currencies, like the Euro, the Japanese Yen and the British Pound Sterling. Both the Euro and Yen depreciated more than 10% for the year while the Pound lost over 5%. As a result, U.S. dollar returns for foreign equities trailed U.S. equities.

Discussion of The International Opportunities Institutional Fund

Since inception, the International Opportunities Institutional Fund returned -10.10% versus -8.18% for the MSCI World ex-US Small Cap Growth Index. Since inception, the portfolio benefitted from stock selection in Canada, partially offset by an overweight allocation in China. On a sector level, the portfolio benefitted from an underweight allocation and from stock selection in Energy. The portfolio also benefitted from stock selection in Consumer Discretionary. This was offset by adverse stock selection in Information Technology. At the stock level, Minebea (6479 JP), Kanamoto (9678 JP), and Linamar (LNR CN) were among the top contributors to performance; Optimal Payment (OPAY LN), GMO Payment Gateway (3769 JP) and DIP (2379 JP) were among the top detractors.

Some of the top performers since inception included: Minebea (6479 JP), which returned +64.1% and contributed 99 basis points to the portfolio’s return; Kanamoto (9678 JP), which returned +22.7% and contributed 65 bps; and Linamar (LNR CN), which returned +38.2% and contributed 63 bps. Some of the leading detractors since inception included: Optimal Payments (OPAY LN), which returned -48.5% and detracted 64 bps; GMO Payment Gateway (3769 JP), which returned -32.2% and detracted 63 bps; and DIP (2379 JP), which returned -34.1% and detracted 63 bps.

4

MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

December 31, 2014
Asset Allocation
Common Stocks	96.3%
Commercial Paper	4.7%
Other Liabilities in excess of Assets	(1.0)%
100.0%

Top Holdings
Ashtead Group PLC	3.0%
ams AG	2.8%
Dialog Semiconductor PLC	2.7%
Swiss Life Hldg. AG	2.6%
UbiSoft Entertainment SA	2.5%
IG Group Hldgs. PLC	2.5%
Teleperformance SA	2.4%
Zenkoku Hosho Co. Ltd.	2.4%
Minebea Co. Ltd.	2.4%
Echo Entertainment Group Ltd.	2.4%
Other Holdings	74.3%
100.0%

Top Industries
Semiconductors & Components	8.9%
Auto Components	6.9%
Electronic Components	6.3%
Professional Services	6.1%
Diversified inancial Services	5.9%
Software	4.9%
Containers & Packaging	4.5%
Trading Companies & Distributors	4.2%
Machinery	4.1%
Insurance	4.1%
Other Industries	44.1%
100.0%

5

MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/14

	Since Inception 3/10/14	Expense Ratio(2)
OBIIX	-10.10%	1.10%
MSCI World ex-U.S. Small Cap Growth	-8.18%

Growth of a $10,000 Investment
from March 10, 2014 to December 31, 2014

$15,000
Oberweis International Opportunities Institutional Fund (OBIIX)
MSCI World Ex US Small Cap Growth
$10,000
$9,182
$8,990
$5,000
$0
3/14
12/14

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.
The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.
(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/14. The expense ratio gross of any fee waivers or expense reimbursement was 1.39%.

6

Schedule of Investments(a)
December 31, 2014

	Shares	Value
Equities — 96.3%
Australia — 5.1%
Echo Entertainment Group Ltd.	1,385,400	$4,252,564
Qantas Airways Ltd.*	792,100	1,538,481
Sandfire Resources NL	105,703	387,647
Seek Ltd.	217,722	3,035,915
		9,214,607
Canada — 12.8%
CCL Industries, Inc.	34,700	3,759,415
Cogeco Cable, Inc.	32,800	2,022,544
Dollarama, Inc.	55,900	2,858,031
Dominion Diamond Corp.*	114,600	2,058,618
Eldorado Gold Corp.	154,900	943,959
Keyera Corp.	17,600	1,228,122
Linamar Corp.	54,500	3,328,262
Nevsun Resources Ltd.	277,700	1,070,835
Open Text Corp.	66,600	3,875,732
Parex Resources, Inc.*	107,600	702,021
Secure Energy Services, Inc.	74,400	1,086,734
		22,934,273
China — 5.3%
China Taiping Insurance Hldgs. Co. Ltd.*	921,829	2,619,653
Comba Telecom Systems Hldgs. Ltd.	8,295,750	2,932,776
PAX Global Technology Ltd.*	3,867,000	3,960,948
		9,513,377
Denmark — 2.3%
Royal Unibrew A/S*	12,452	2,182,858
Sydbank A/S*	65,430	2,012,856
		4,195,714
Finland — 1.0%
Huhtamaki OYJ	70,700	1,860,076
France — 6.0%
Euronext NV*	57,000	1,842,864
Teleperformance SA*	64,000	4,356,546
UbiSoft Entertainment SA*	244,900	4,464,713
		10,664,123

See accompanying notes to the financial statements.

7

Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Germany — 6.2%
Aurelius AG	31,600	$1,195,955
Dialog Semiconductor PLC*	139,800	4,881,294
Duerr AG	1,000	87,881
KUKA AG*	29,100	2,058,340
Sixt SE*	33,400	1,299,726
Stroeer Media SE*	55,400	1,643,357
		11,166,553
Ireland — 3.4%
ICON PLC*	69,500	3,543,805
Smurfit Kappa Group PLC	108,200	2,433,282
		5,977,087
Italy — 1.3%
Brembo SpA	50,200	1,682,562
ERG SpA	49,400	553,239
		2,235,801
Japan — 21.0%
Alps Electric Co. Ltd.*	109,400	2,067,922
Asahi Intecc Co. Ltd.*	7,500	365,486
Dai-ichi Seiko Co. Ltd.	38,600	767,566
Ezaki Glico Co. Ltd.	58,800	2,055,496
Foster Electric Co. Ltd.*	52,400	916,154
Japan Aviation Electronics Industry Ltd.	121,800	2,660,985
Koito Manufacturing Co. Ltd.	99,900	3,056,118
Minebea Co. Ltd.	289,000	4,267,923
MISUMI Group, Inc.*	63,300	2,087,330
NH Foods Ltd.*	99,000	2,165,951
Nihon Kohden Corp.	14,400	709,581
NOK Corp.	100,500	2,558,077
Pal Co. Ltd.*	45,900	1,254,632
Sanken Electric Co. Ltd.*	188,000	1,494,948
Seiko Epson Corp.	19,200	803,409
Shimadzu Corp.*	175,000	1,780,098
Takeuchi Manufacturing Co. Ltd.*	22,600	931,058
Temp Hldgs. Co. Ltd.	50,800	1,594,066
TPR Co. Ltd.	68,300	1,725,276
Zenkoku Hosho Co. Ltd.	153,100	4,344,592
		37,606,668

See accompanying notes to the financial statements.

8

Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Netherlands — 2.0%
ASM International NV	45,300	$1,918,420
Be Semiconductor Industries NV*	72,800	1,619,914
		3,538,334
New Zealand — 0.7%
Air New Zealand Ltd.*	661,700	1,270,959
Norway — 0.6%
Atea ASA	48,146	497,416
Nordic Semiconductor ASA*	86,400	544,188
		1,041,604
Spain — 1.7%
Almirall SA*	113,100	1,866,424
Gamesa Corp. Technologica SA*	136,367	1,230,983
		3,097,407
Sweden — 3.3%
Clas Ohlson AB	31,259	540,324
Hexpol AB	17,100	1,609,300
Husqvarna AB*	295,500	2,172,048
Net Entertainment NE AB*	47,200	1,590,986
		5,912,658
Switzerland — 6.5%
ams AG*	137,600	4,974,236
Forbo Hldg. AG	1,902	1,902,574
Swiss Life Hldg. AG	19,902	4,703,872
		11,580,682
United Kingdom — 17.1%
Abcam PLC	349,900	2,539,993
Ashtead Group PLC	307,200	5,455,864
Britvic PLC	84,400	882,701
BTG PLC*	177,600	2,192,098
Dixons Carphone PLC*	199,600	1,438,514
easyJet PLC*	122,200	3,162,420
Hays PLC*	873,300	1,964,789
Howden Joinery Group PLC*	573,200	3,576,068
IG Group Hldgs. PLC	394,400	4,407,248
Imagination Technologies Group PLC*	148,000	522,129
Intermediate Capital Group PLC	125,900	899,412

See accompanying notes to the financial statements.

9

Schedule of Investments(a) (continued)
December 31, 2014

	Shares	Value
Optimal Payments PLC*	66,500	$352,981
Paragon Group of Companies PLC*	355,700	2,296,250
Playtech PLC	36,300	387,351
Victrex PLC*	14,300	461,433
		30,539,251
Total Equities
(Cost: $166,479,245)		$172,349,174

	Face Amount	Value
Commercial Paper — 4.7%
Prudential Financial
0.27% due 1/5/2015	8,500,000	$8,500,000
Total Commercial Paper
(Cost: $8,500,000)		$8,500,000
Total Investments — 101.0%
(Cost: $174,979,245)		$180,849,174
Other Liabilities Less Assets — (1.0%)		(1,857,858)
Net Assets — 100%		$178,991,316

Cost of investments is $178,545,997 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$9,166,603
Gross unrealized depreciation	(6,863,426)
Net unrealized appreciation	$2,303,177
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended December 31, 2014

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	19.5%
Consumer Staples	4.1%
Energy	2.0%
Financials	13.6%
Health Care	6.3%
Industrials	19.2%
Information Technology	23.5%
Materials	8.1%

See accompanying notes to the financial statements.

10

Statement of Assets and Liabilities
December 31, 2014

Assets:
Investment securities at value(a)	$180,849,174
Receivable from fund shares sold	24,270
Receivable from securities sold	483,796
Dividends and interest receivable	52,638
Prepaid expenses	19,376
Total Assets	181,429,254
Liabilities:
Payable to custodian bank	65,443
Payable for fund shares redeemed	1,724
Payable for securities purchased	2,214,426
Payable to advisor (see note 2)	113,942
Accrued expenses	42,403
Total Liabilities	2,437,938
Net Assets	$178,991,316
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	19,953,674
Net asset value, offering price and redemption price	$8.97
Analysis of net assets:
Capital	$191,659,408
Accumulated net investment loss	(377,205)
Accumulated net realized losses on investments and foreign currency transactions	(18,158,877)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,867,990
Net Assets	$178,991,316
(a) Investment securities at cost	$174,979,245

See accompanying notes to the financial statements.

11

Statement of Operations
Period Ended December 31, 2014*

Investment Income:
Interest	$9,404
Dividends(a)	1,026,814
Total Income	1,036,218
Expenses:
Investment advisory fees (see note 2)	857,377
Transfer agent fees and expenses	53,703
Custodian fees and expenses	219,598
Federal and state registration fees	6,937
Other	52,009
Total expenses before reimbursed expenses	1,189,624
Earnings credit (see note 6)	(2,023)
Expense reimbursement (see note 2)	(244,487)
Total Expenses	943,114
Net Investment Income	93,104
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized losses on investment transactions	(18,160,525)
Net realized losses on foreign currency transactions	(72,217)
Net realized losses on investment and foreign currency transactions	(18,232,742)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,867,990
Net realized/unrealized losses on investments and foreign currencies	(12,364,752)
Net decrease in net assets resulting from operations	$(12,271,648)
*	For the period from March 10, 2014 (commencement of operations) through December 31, 2014
(a)	Dividends are net of foreign withholding tax of $168,174

See accompanying notes to the financial statements.

12

Statement of Changes in Net Assets

Period Ended December 31, 2014*
From Operations:
Net investment income	$93,104
Net realized losses on investments and foreign currency transactions	(18,232,742)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	5,867,990
Net decrease in net assets resulting from operations	(12,271,648)
From Distributions:
Distributions from net investment income	(396,444)
Net decrease in net assets from distributions	(396,444)
From Capital Share Transactions:
Proceeds from sale of shares	194,307,457
Proceeds from reinvestment of distributions	370,568
Redemption of shares	(3,018,617)
Net increase from capital share transactions	191,659,408
Total increase in net assets	178,991,316
Net Assets:
Beginning of period	—
End of period	$178,991,316
Accumulated Net Investment Loss	$(377,205)
Transactions in Shares:
Shares sold	20,243,585
Shares issued in reinvestment of distributions	40,947
Less shares redeemed	(330,858)
Net increase from capital share transactions	19,953,674
*	For the period from March 10, 2014 (commencement of operations) through December 31, 2014

See accompanying notes to the financial statements.

13

Notes to Financial Statements
December 31, 2014

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) began operations on March 10, 2014, and is one fund in a series issued by the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis International Opportunities Institutional Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to

14

Notes to Financial Statements (continued)
December 31, 2014

define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks
Total Asia	$—	$47,120,045	$—
Total Australia	—	10,485,566	—
Total Europe	11,015,865	80,793,425	—
Total North America	22,934,273	—	—
Commercial Paper	—	8,500,000	—
Total Investments	$33,950,138	$146,899,036	$—

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets,

15

Notes to Financial Statements (continued)
December 31, 2014

confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2014. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the year ended December 31, 2014, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, redemption in kind, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

16

Notes to Financial Statements (continued)
December 31, 2014

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$396,444	$—	$396,444

	2017	Not Subject to Expiration
International Opportunities Institutional Fund	$—	$9,986,282

The capital loss carryovers are subject to certain limitations upon availability to offset future gains, if any, due to the ownership change limitations set forth in Internal Revenue Code Section 382.

	Post-October Capital Losses	Qualified late-year Ordinary Losses
International Opportunities Institutional Fund	$4,750,567	$228,481

As of December 31, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation foreign currency translations
International Opportunities Institutional Fund	—	—	$(14,965,330)	$2,303,177	$(2,462)

Accumulated capital and other losses consists of capital loss carryovers, qualified late-year ordinary and post-October capital losses. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2014, open federal tax years included the tax year ended 2014. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

17

Notes to Financial Statements (continued)
December 31, 2014

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the International Opportunities Institutional Fund. The International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended December 31, 2014, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $857,377.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Fund’s average daily net assets. For the period ended December 31, 2014 OAM reimbursed the International Opportunities Institutional Fund in the amount of $244,487.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended December 31, 2014, the Trust made no direct payments to its officers and paid $83,000 to its unaffiliated trustees.

Affiliated Commissions.  For the period ended December 31, 2014, the International Opportunities Institutional Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended December 31, 2014, other than options written and money market investments, aggregated $294,516,065 and $154,633,554, respectively. The Fund did not hold government securities during the period ended December 31, 2014.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the

18

Notes to Financial Statements (continued)
December 31, 2014

options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the period ended December 31, 2014.

4. In-Kind Transaction

On March 10, 2014, the International Opportunities Institutional Fund received cash and securities with a fair value of $46,958,636, from another Fund of the Trust, in exchange for 4,695,863 shares subscribed in-kind at a net asset value of $10.00.

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $4,099, for the period ended December 31, 2014, and were recorded as a reduction of the proceeds of shares redeemed in the statement of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of the Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended December 31, 2014, the Fund received credits of $2,023. The Fund incurred interest charges of $233, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no significant events have occurred that require disclosure.

19

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Period Ended December 31, 2014(a)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income(b)	.01
Net realized and unrealized losses on investments	(1.02)
Total from investment operations	(1.01)
Redemption Fees (b)	—
Less dividends:
Dividends from net investment income	(.02)
Net asset value at end of period	$8.97
Total Return (%)	(10.10	)(e)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$178,991
Ratio of gross expenses to average net assets (%)	1.39	(d)
Ratio of net expenses to average net assets (%)(c)	1.10	(d)
Ratio of net investment income to average net assets (%)(c)	.11	(d)
Portfolio turnover rate (%)	152	(e)(f)

Notes:

(a)	For the period from March 10, 2014 (commencement of operations) through December 31, 2014.
(b)	The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not annualized.
(f)	Excludes the value of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
   the Oberweis International Opportunities Institutional Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis International Opportunities Institutional Fund (the “Fund”) at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 10, 2014 (commencement of operations) to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

February 23, 2015

21

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
Noninterested Trustees
Katherine Smith Dedrick (57) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004(1)
Gary D. McDaniel (66) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004(1)
James G. Schmidt (67) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003(1)
Interested Trustees
James D. Oberweis (68) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee(2)	Trustee since July, 1986(1)
James W. Oberweis (40) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996(3)
Patrick B. Joyce (55) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994(3)
David I. Covas (39) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004(3)
Kenneth S. Farsalas (44) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009(3)
Eric V. Hannemann (41) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005(3)
(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Fund by reason of his position as the former Chairman of Oberweis Asset Management, Inc., the Fund’s investment advisor.
(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

22

Trustees and Officers of The Oberweis Funds (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Aggressive Publishing, Inc., 2010 to present; Partner – Childress Duffy, Ltd., April 2007 to present; Member – Risk Worldwide, 2007 to present.	7	None
Chairman – Star Packaging Corp., 2012 to present; Senior Vice President/General Manager of Exopack Holding Corp. 2008 to 2010;	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	7	None

Illinois State Senator, January 2013 to present; Chairman - Oberweis Dairy, Inc. December, 1986 to present. Chairman - Diamond Marketing Solutions November, 2009 to 2013.	7	None
President – Oberweis Asset Management, Inc., September,
2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.	Not Applicable	None
Executive Vice President, Secretary and Director –
Oberweis Asset Management, Inc., September, 1994 to
present; Executive Vice President and Director –
Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

23

Supplemental Information (unaudited)

Qualified Dividend Income

For the year ended December 31, 2014, 100.00% of the dividends paid from net investment income for the International Opportunities Institutional Fund is designated as qualified dividend income.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the International Opportunities Institutional Fund’s portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

24

Supplemental Information (unaudited) (continued)

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expense Paid During Period* 7/1/14 – 12/31/14	Expense Ratio During Period 7/1/14 – 12/31/14
Actual	$1,000.00	$909.00	$5.29	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.60	1.10%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

25

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Oberweis International Opportunities Institutional Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2014, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2013	2014
Audit fees	100,300	133,600
Audit-Related Fees	N/A	N/A
Tax Fees	37,440	45,015
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2014 and 2013 were $45,015, and $37,440, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/06/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/06/2015

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/06/2015

/*/	Print the name and title of each signing officer under his or her signature.